                                                             AHA INVESTMENT
                                                             FUNDS, INC.

                                                             ANNUAL REPORT TO
                                                             SHAREHOLDERS

                                                             As of June 30, 1998

CONTENTS



--------------------------------------------------------------------------------

Portfolio of Investments                                                       1

     Full Maturity Fixed Income Portfolio
     Limited Maturity Fixed Income Portfolio
     Diversified Equity Portfolio
     Balanced Portfolio

Financial Statements                                                          41

Notes to Financial Statements                                                 45

Report of Independent Public Accountants                                      56

Manager Discussion and Performance Graphs                                     57

     Full Maturity Fixed Income Portfolio
     Limited Maturity Fixed Income Portfolio
     Diversified Equity Portfolio
     Balanced Portfolio




--------------------------------------------------------------------------------
Hewitt Associates                         ii

                                    FULL MATURITY FIXED INCOME PORTFOLIO
                                            PORTFOLIO OF INVESTMENTS
                                                 JUNE 30, 1998

          SHARES OR
          PRINCIPAL                                                                                MARKET VALUE
          ---------                                                                                ------------
          LONG-TERM OBLIGATIONS                                            94.2%
          ---------------------
          U.S. GOVERNMENT AND AGENCY OBLIGATIONS                           58.5%
          -------------------------------------
                                       United States Treasury Bonds
          $            175,000         10.750%   08/15/05                                          $    227,719
                     4,750,000          9.250%   02/15/16                                             6,611,410
                     1,990,000          6.375%   08/15/27                                             2,186,514


                                       United States Treasury Notes
                       350,000          7.750%   12/31/99                                               361,047
                       400,000          5.625%   11/30/00                                               401,000
                     2,010,000          6.625%   03/31/02                                             2,082,235
                       616,000          6.500%   05/31/02                                               636,598
                       470,000          5.750%   10/31/02                                               473,966
                       200,000          5.750%   11/30/02                                               201,688
                     2,490,000          5.500%   02/28/03                                             2,489,223
                       680,000          5.750%   04/30/03                                               686,801


                                       United States Treasury Inflation Index
                       233,253          3.625%   07/15/02                                               230,947
                     1,507,617          3.375%   01/15/07                                             1,460,976
                     2,353,549          3.625%   01/15/08                                             2,327,808
                       100,464          3.625%   04/15/28                                                99,334


                                       Federal Home Loan Mortgage Corporation
                       114,431          8.750%   04/01/09                                               116,733
                        70,576         10.500%   01/01/10                                                77,278
                       310,471          9.300%   04/15/19                                               324,648
                       700,000          7.000%   06/15/21                                               711,532
                     1,285,740          7.000%   09/15/21                                             1,303,797
                       387,480          7.000%   05/01/24                                               394,226


          THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS SCHEDULE.

                               FULL MATURITY FIXED INCOME PORTFOLIO (CONTINUED)
                                           PORTFOLIO OF INVESTMENTS


          SHARES OR
          PRINCIPAL                                                                                MARKET VALUE
          ---------                                                                                ------------
          LONG-TERM OBLIGATIONS (CONTINUED)
          ---------------------------------
          U.S. GOVERNMENT AND AGENCY OBLIGATIONS (CONTINUED)
          --------------------------------------------------
                                       Federal National Mortgage Association
                                       (mortgage-backed securities)
          $            283,679          7.500%   03/25/03                                          $    291,788
                       641,106          9.500%   07/25/19                                               679,996
                       500,342          7.600%   11/25/19                                               515,229
                       900,000          7.000%   04/25/20                                               909,933
                       530,266          6.500%   09/25/20                                               531,376
                       329,194          7.500%   09/25/20                                               331,335
                       621,768          8.500%   09/25/20                                               646,952
                       592,383          7.000%   10/25/20                                               601,703
                     1,415,153          7.000%   01/25/21                                             1,430,752
                       800,000          8.000%   02/25/21                                               825,354
                       653,601          8.500%   09/25/21                                               679,071
                       224,694          9.500%   02/01/25                                               241,908
                       600,000          6.000%   07/01/13                                               593,436
                     2,780,000          6.500%   07/01/13                                             2,795,651
                       290,000          6.500%   07/01/28                                               288,733
                     1,800,000          6.000%   07/01/28                                             1,752,192
                       900,000          7.500%   07/01/28                                               923,067


                                       Government National Mortgage Association
                                       (mortgage-backed securities)
                       336,589          9.500%   12/15/17                                               366,444
                     1,280,000          6.500%   07/01/28                                             1,277,197
                     1,860,000          7.000%   07/01/28                                             1,889,072
                     1,000,000          7.500%   07/01/28                                             1,027,810
                                                                                                   ------------
          TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS                                               42,004,479


          THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS SCHEDULE.

                               FULL MATURITY FIXED INCOME PORTFOLIO (CONTINUED)
                                            PORTFOLIO OF INVESTMENTS

          SHARES OR
          PRINCIPAL                                                                                MARKET VALUE
          ---------                                                                                ------------

          LONG-TERM OBLIGATIONS (CONTINUED)
          ---------------------------------
          ASSET BACKED OBLIGATIONS                            12.4%
          ------------------------
                                       AT&T Universal Card Master
          $            272,000          5.950%   10/17/00                                          $    273,413


                                       Advanta Credit Card Master Trust
                       675,000          6.050%   08/01/03  Series 1995-F                                680,005


                                       Amresco Commercial Master Trust 1997-C1
                       600,000          7.190%   06/17/29  Series 1995-F                                635,127


                                       Asset Security Corporation
                       192,117          7.100%   08/13/29  Series 1995-A1                               201,131


                                       Banc One Credit Card Trust
                       650,000          6.300%   09/15/00  Series 1995-B                                657,998


                                       Capital Equipment Trust
                       600,000          6.280%   06/15/00  Series 1996-1                                602,763


                                       Chase Commingled Mortgage Security
                       508,000          7.370%   02/19/07  Series 1997- A2                              527,822


                                       Chevy Chase Home Loan
                       372,856          7.150%   05/15/15  Series 1996-1                                382,177


                                       First Chicago Master Trust
                       600,000          7.150%   10/15/01 Series 1994-L                                 609,105


                                       Ford Motor Credit Company
                       180,000          7.700%   05/15/97 Series 1995-A                                 203,768
                       500,000          6.500%   08/15/02 Series 1995-A                                 507,148
                       250,000          9.220%   09/15/21 Series 1996-A                                 323,628


          THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS SCHEDULE.

                               FULL MATURITY FIXED INCOME PORTFOLIO (CONTINUED)
                                            PORTFOLIO OF INVESTMENTS

          SHARES OR
          PRINCIPAL                                                                                MARKET VALUE
          ---------                                                                                ------------
          LONG-TERM OBLIGATIONS (CONTINUED)
          ---------------------------------
          ASSET BACKED OBLIGATIONS (CONTINUED)
          ------------------------------------
                                      Green Tree Financial Corporation
          $            353,273          6.900%   02/15/04                                          $    352,582
                       279,825          7.850%   07/15/04                                               284,572


                                       Keystone Owner Trust
                       184,811          6.620%   11/25/08 Series 1998-P1                                184,801


                                       Nomura Asset Securities Corporation
                       200,000          7.120%   04/13/36 Series 1996-M                                 212,053


                                       Resolution Trust Corporation
                       416,330          6.605%   04/25/22  Series 1992-9                                415,004
                       215,261          7.500%   08/25/23  Series 1992-1                                214,597
                       500,024          7.076%   06/25/24                                               499,897


                                       Rural Housing Trust
                        72,764          3.330%   04/01/26 Series 1987-1                                  72,013


                                       Student Loan Marketing Association
                       997,729          5.787%   04/25/06                                               997,729


                                       Standard Credit Card Trust Series 1993-2
                        65,000          8.250%   11/07/03                                                69,421
                                                                                                   ------------

          TOTAL ASSET BACKED OBLIGATIONS                                                              8,906,754


          THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS SCHEDULE.

                               FULL MATURITY FIXED INCOME PORTFOLIO (CONTINUED)
                                            PORTFOLIO OF INVESTMENTS

          SHARES OR
          PRINCIPAL                                                                                MARKET VALUE
          ---------                                                                                ------------

          LONG-TERM OBLIGATIONS (CONTINUED)
          ---------------------------------
          CORPORATE OBLIGATIONS                               22.7%
          ---------------------
          BANKS                           1.9%
          -----
                                       Chase Manhattan Bank
          $            610,000          8.500%   02/15/02                                          $    658,436


                                       National Bank of Detroit
                       220,000          8.250%   11/01/24                                               270,139


                                       NCNB Corporation
                       325,000         10.200%   07/15/15                                               449,402
                                                                                                   ------------
                                                                                                      1,377,977


          COMMUNICATION                   1.2%

                                       Continental Cablevision Incorporated
                       200,000          8.875%   09/15/05                                               228,524
                       200,000          9.000%   09/01/08                                               238,154
                       325,000          9.500%   08/01/13                                               387,535
                                                                                                   ------------
                                                                                                        854,213

          DISTRIBUTION                    0.5%
                                       Federal Express
                       300,000          9.650%   06/15/12                                               392,543


          FINANCIAL                       8.5%
                                       Auburn Hills Trust
                       280,000         12.000%   05/01/20                                               461,794

                                       Bankers Trust Company
                     1,000,000          8.125%   04/01/02                                             1,064,433


                                       British Aerospace Financial
                       650,000          7.500%   07/01/27                                               728,788


          THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS SCHEDULE.

                               FULL MATURITY FIXED INCOME PORTFOLIO (CONTINUED)
                                           PORTFOLIO OF INVESTMENTS

          SHARES OR
          PRINCIPAL                                                                                MARKET VALUE
          ---------                                                                                ------------
          LONG-TERM OBLIGATIONS (CONTINUED)
          ---------------------------------
          FINANCIAL- (CONTINUED)
          ----------------------
                                       Dresdner Bank New York
          $            250,000          7.250%   09/15/15                                          $    267,057


                                       GEICO Corporation
                       125,000          9.150%   09/15/21                                               142,154


                                       General Motors Acceptance Corporation
                       800,000          0.000%   06/15/15 effective yield 6.35%                         280,169
                       227,000          9.625%  05/15/00                                                241,359
                       660,000          6.750%  05/01/28                                                675,279


                                       JPM Capital Trust
                        50,000          7.950%   02/01/27                                                54,643


                                       Lehman Brothers Incorporated
                       375,000         11.625%   05/15/05                                               484,400


                                       Paine Webber Incorporated
                       150,000          6.730%   01/20/04                                               152,836

                                       Security Pacific Corporation
                       200,000         11.000%   03/01/01                                               223,793


                                       Westam Mortgage Financial
                       750,000          6.360%  08/26/20                                                749,766


                                       Zurich Capital Trust
                       500,000          8.376%   06/01/37                                               557,085
                                                                                                   ------------
                                                                                                      6,083,556


          THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS SCHEDULE.

                               FULL MATURITY FIXED INCOME PORTFOLIO (CONTINUED)
                                            PORTFOLIO OF INVESTMENTS

          SHARES OR
          PRINCIPAL                                                                                MARKET VALUE
          ---------                                                                                ------------
          LONG-TERM OBLIGATIONS (CONTINUED)
          ---------------------------------
          INDUSTRIAL                      1.9%
          ----------
                                       Caterpillar Incorporated
          $          1,000,000          9.750%   06/01/19                                           $ 1,072,915


                                       Nabisco Incorporated
                       300,000          6.375%   02/01/35                                               298,951
                                                                                                   ------------
                                                                                                      1,371,866

          PAPER                           0.5%
                                       Georgia Pacific Corporation
                        75,000          9.875%   11/01/21                                                83,813
                       200,000          9.625%   03/15/22                                               228,258
                        50,000          9.500%   05/15/22                                                56,741
                                                                                                   ------------
                                                                                                        368,812

          RAILROAD                        1.7%
                                       Hocking Valley Railway
                       670,000          4.500%   07/01/99                                               659,697


                                       Louisville & Nashville Railroad
                       600,000          3.375%   04/01/03                                               528,497
                                                                                                   ------------
                                                                                                      1,188,194

          RETAIL STORES                   0.9%
                                       Dayton Hudson Corporation
                       286,000         10.000%   01/01/11                                               374,860


                                       J.C. Penney Incorporated
                       250,000          9.750%   06/15/21                                               279,308
                                                                                                   ------------
                                                                                                        654,168


          THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS SCHEDULE.

                               FULL MATURITY FIXED INCOME PORTFOLIO (CONTINUED)
                                           PORTFOLIO OF INVESTMENTS

          SHARES OR
          PRINCIPAL                                                                                MARKET VALUE
          ---------                                                                                ------------
          LONG-TERM OBLIGATIONS (CONTINUED)
          ---------------------------------
          CORPORATE OBLIGATIONS (CONTINUED)
          ----------------------------------
          TELECOMMUNICATION               0.6%
          -----------------
                                       TCI Communications Incorporated
          $             130,000         8.750%   08/01/15                                          $    159,263


                                       U.S. West Communication
                       225,000          8.750%   06/01/31                                               248,753
                                                                                                   ------------
                                                                                                        408,016

          UTILITIES                       0.9%

                                       Commonwealth Edison
                       250,000          9.875%   06/15/20                                               293,637


                                       System Energy
                       359,345          7.430%   01/15/11                                               373,623
                                                                                                   ------------
                                                                                                        667,260

          MISCELLANEOUS                   0.8%
                                       News American Holdings
                       400,000          8.875%   04/26/23                                               483,868
                       100,000          7.130%   04/08/28                                               101,116
                                                                                                   ------------
                                                                                                        584,984

          INTERNATIONAL                   3.3%
                                       Hydro-Quebec
                       800,000         11.750%   02/01/12                                             1,179,336


                                       Korea Development Bank
                        95,000          7.125%   09/17/01                                                83,792


                                       Korea Electric Power
                        95,000          7.750%   04/01/13                                                69,959
                        75,000          6.750%   08/01/27                                                58,571


          THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS SCHEDULE.

                               FULL MATURITY FIXED INCOME PORTFOLIO (CONTINUED)
                                            PORTFOLIO OF INVESTMENTS

          SHARES OR
          PRINCIPAL                                                                                MARKET VALUE
          ---------                                                                                ------------

          LONG-TERM OBLIGATIONS (CONTINUED)
          ---------------------------------
          CORPORATE OBLIGATIONS (CONTINUED)
          ----------------------------------
          INTERNATIONAL- (CONTINUED)
          --------------------------
                                       Midland Bank
          $            375,000          6.950%   03/15/11                                          $    388,399


                                       National Bank Hungary
                        75,000          8.875%   11/01/13                                                88,940


                                       Pohang Iron & Steel
                        65,000          7.125%   07/15/04                                                52,657


                                       Wharf Capital International
                       175,000          7.625%   03/13/07                                               138,152


                                       YPF Sociedad Anomia
                       300,000          7.750%   08/27/07                                               291,947
                                                                                                   ------------
                                                                                                      2,351,753
          TOTAL CORPORATE OBLIGATIONS                                                                16,303,342
                                                                                                   ------------


          PREFERRED OBLIGATIONS                               0.6%
                                       IBJ Preferred Capital Company
                       150,000          8.790%   12/29/49                                               137,324


                                       SB Treasury Company
                       280,000          9.400%   12/29/49                                               275,983
                                                                                                   ------------
          TOTAL PREFERRED OBLIGATIONS                                                                   413,307
                                                                                                   ------------

          TOTAL LONG-TERM OBLIGATIONS (COST $66,148,910)                                             67,627,882
                                                                                                   ------------

          THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS SCHEDULE.

                               FULL MATURITY FIXED INCOME PORTFOLIO (CONTINUED)
                                           PORTFOLIO OF INVESTMENTS

          SHARES OR
          PRINCIPAL                                                                              AMORTIZED COST
          ---------                                                                              --------------

          SHORT-TERM OBLIGATIONS                                           20.8%
          ----------------------
          U.S. GOVERNMENT AND AGENCY OBLIGATIONS                            0.2%
          --------------------------------------
                                       U.S. Treasury Bills
(A)       $            200,000          5.120%   09/03/98                                          $    198,261
                                                                                                   ------------
          TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS                                                  198,261


          DEMAND NOTES                   20.6%
                                       American Family Demand Note
                     1,668,359          5.265%   12/31/31                                             1,668,359


                                       Firstar Bank Demand Note
                     3,320,269          5.660%   12/31/31                                             3,320,269


                                       General Mills Demand Note
                     1,760,505          5.265%   12/31/31                                             1,760,506


                                       Johnson Controls Demand Note
                     2,071,504          5.265%   12/31/31                                             2,071,504


                                       Pitney Bowes Demand Note
                     2,531,587          5.265%   12/31/31                                             2,531,587


                                       Sara Lee Demand Note
                       974,314          5.256%   12/31/31                                               974,314


                                       Warner Lambert Demand Note
                     1,653,243          5.266%   12/31/31                                             1,653,243


                                       Wisconsin Electric Demand Note
                       792,487          5.265%   12/31/31                                               792,487
                                                                                                   ------------
          TOTAL DEMAND NOTES                                                                         14,772,269
                                                                                                   ------------
          TOTAL SHORT-TERM OBLIGATIONS
          (AMORTIZED COST $14,970,530)                                                               14,970,530
                                                                                                   ------------


          THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS SCHEDULE.

                               FULL MATURITY FIXED INCOME PORTFOLIO (CONTINUED)
                                           PORTFOLIO OF INVESTMENTS


          SHARES, PRINCIPAL OR
          NUMBER OF CONTRACTS                                                                       MARKET VALUE
          -------------------                                                                       ------------
          OPTIONS-PURCHASED               0.0%
          -----------------
                                       Call Options Eurodollar Futures
                            10         Exercise Price $94.50,  Expiring September 1998              $        500


                                       Call Options 5 Year Treasury Note
                            14         Exercise Price $110.50,  Expiring August 1998                       2,625
                                                                                                    ------------
          TOTAL OPTIONS PURCHASED                                                                          3,125
          (COST $7,524)                                                                             ------------


          TOTAL INVESTMENTS
          (COST BASIS $81,126,964)                                                                    82,601,537
                                                                                                    ------------

          OPTIONS-WRITTEN                 0.0%
                                       Put Options  Treasury Bond
                             1         Exercise Price $120.00,  Expiring July 1998                          (94)


                                       Call Options  Treasury Bond
                             3         Exercise Price $121.00,  Expiring July 1998                       (8,344)


                                       Call Options  Bond Futures
                             6         Exercise Price $124.00,  Expiring August 1998                     (7,594)


                                       Call Options  Bond Futures
                             3         Exercise Price $125.00,  Expiring August 1998                     (1,219)


                                       Call Options  Bond Futures
                             3         Exercise Price $127.00,  Expiring July 1998                         (235)


                                       Call Options  Long Treasury Bond
                             5         Exercise Price $128.00,  Expiring November 1998                   (3,905)
                                                                                                    ------------
          TOTAL OPTIONS WRITTEN (PREMIUMS RECEIVED $13,155)                                             (21,391)
                                                                                                    ------------

          THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS SCHEDULE.

                               FULL MATURITY FIXED INCOME PORTFOLIO (CONTINUED)
                                           PORTFOLIO OF INVESTMENTS



          TOTAL INVESTMENTS NET OF
          OUTSTANDING WRITTEN OPTIONS                                    115.0%                       82,580,146


          CASH AND OTHER ASSETS, LESS
              LIABILITIES                                                -15.0%                      (10,750,808)
                                                                                                    ------------

          TOTAL NET ASSETS                                               100.0%                     $ 71,829,338
                                                                                                    ------------
                                                                                                    ------------




















          THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS SCHEDULE.


                               FULL MATURITY FIXED INCOME PORTFOLIO  (CONTINUED)
                                       PORTFOLIO OF INVESTMENTS





 (A) $100,000 OF U.S. TREASURY BILLS PLEDGED AS MARGIN FOR FUTURES CONTRACTS. THE PORTFOLIO HAD
     THE FOLLOWING OPEN FUTURES CONTRACTS AT JUNE 30, 1998:




 OPEN FUTURES CONTRACTS:
                                                                                                           UNREALIZED
                                      NUMBER OF        PRINCIPAL                                         GAINS (LOSSES)
                 TYPE                 CONTRACTS         AMOUNT       POSITION       EXPIRATION            JUNE 30, 1998
                 ----                 ---------        ---------     --------       ----------            -------------
 5 Year Treasury Notes                      56           56,000         Long       September 1998            ($18,646)

 10 Year U.S. Treasury Notes                27           27,000        Short       September 1998               6,079

 Bond Futures                                2            2,000         Long       September 1998                 516
                                                                                                          -------------
                                                                                                             ($12,051)
                                                                                                          -------------
                                                                                                          -------------


 THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS SCHEDULE.


                           LIMITED MATURITY FIXED INCOME PORTFOLIO
                                    PORTFOLIO OF INVESTMENTS
                                         JUNE 30, 1998
  SHARES OR
  PRINCIPAL                                                                                                   MARKET VALUE
  ---------                                                                                                   ------------
  LONG-TERM OBLIGATIONS                                                      97.9%
  ---------------------
  U.S. GOVERNMENT AND AGENCY OBLIGATIONS                                     61.0%
  --------------------------------------
                               United States Treasury Notes
$            6,575,000           6.000%   06/30/99                                                          $      6,607,881
            10,190,000           6.875%   08/31/99                                                                10,346,038
             4,160,000           5.625%   10/31/99                                                                 4,165,204
             7,920,000           7.875%   11/15/99                                                                 8,162,557
             7,465,000           5.625%   11/30/99                                                                 7,476,667
            11,770,000           7.750%   01/31/00                                                                12,159,892
             8,346,000           6.875%   03/31/00                                                                 8,533,793
             2,890,000           6.125%   07/31/00                                                                 2,925,223
             4,425,000           5.750%   10/31/00                                                                 4,448,510
             7,745,000           5.250%   01/31/01                                                                 7,699,017
             1,375,000           6.500%   05/31/01                                                                 1,410,236

                               Federal Home Loan  Mortgage Corporation
               849,198           6.000%   07/01/01                                                                   849,172

                               Federal National Mortgage Association
                               (mortgage-backed securities)
               500,000           5.830%   11/12/99                                                                   501,085
             1,900,000           6.200%   06/06/00                                                                 1,920,375
             1,858,398           7.000%   09/01/04                                                                 1,888,007
                                                                                                            ----------------
  TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS                                                                    79,093,657


  ASSET BACKED OBLIGATIONS                                        7.9%
                               AT&T Universal Card Master Trust
             1,550,000           5.950%   10/17/00                                                                 1,558,052

                               Chase Manhattan Grantor  Trust
             2,100,000           6.300%   04/15/03  Series 1997-2                                                  2,125,043



  THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS SCHEDULE.



                      LIMITED MATURITY FIXED INCOME PORTFOLIO (CONTINUED)
                                     PORTFOLIO OF INVESTMENTS

  SHARES OR
  PRINCIPAL                                                                                                   MARKET VALUE
  ---------                                                                                                   ------------
  LONG-TERM OBLIGATIONS (CONTINUED)
  ---------------------------------
  ASSET BACKED OBLIGATIONS (CONTINUED)
  ------------------------------------
                               Citibank Credit Card Trust
$            1,825,000           5.850%   04/10/03                                                          $      1,831,889

                               Discovery Card Master Trust
             1,550,000           5.750%   10/16/03                                                                 1,564,531

                               Premier Auto Trust
             1,230,000           6.340%   01/06/02  Series 1997-3                                                  1,244,004

                               Western Financial Grantor Trust
               650,000           6.400%   07/20/02                                                                   658,798

                               World Omni Auto Lease Trust
             1,299,328           6.850%   06/25/03 1997-A                                                          1,311,665
                                                                                                            ----------------

  TOTAL ASSET BACKED OBLIGATIONS                                                                                  10,293,982



  CORPORATE OBLIGATIONS                                          29.0%
  BANKS                                   1.0%

                               Nations Bank
             1,250,000          5.750%   03/15/01                                                                  1,246,422


  COMPUTER & OFFICE EQUIPMENT                                     1.6%
                               International Business Machine Corporation
             2,000,000          6.375%   06/15/00                                                                  2,018,042






  THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS SCHEDULE.



                      LIMITED MATURITY FIXED INCOME PORTFOLIO (CONTINUED)
                                    PORTFOLIO OF INVESTMENTS




  SHARES OR
  PRINCIPAL                                                                                                   MARKET VALUE
  ---------                                                                                                   ------------
  LONG-TERM OBLIGATIONS (CONTINUED)
  ---------------------------------
  CORPORATE OBLIGATIONS  (CONTINUED)
  ----------------------------------
  FINANCIAL                              20.3%
  ---------
                                Associates Corporation
$            2,050,000           6.680%   09/17/99                                                          $      2,067,449
               700,000           7.450%   03/30/00                                                                   717,679

                               Caterpillar Financial Service
               670,000           6.110%   07/15/99                                                                   671,441

                               Chrysler Financial Corporation
             1,500,000           6.375%   01/28/00                                                                 1,509,880

                               CIT Group Holdings
             2,500,000           6.000%   05/08/01                                                                 2,504,530

                               Citicorp Capital
             1,570,000           6.650%   05/15/00                                                                 1,585,833

                               Commercial Credit
             2,100,000           6.750%   05/15/00                                                                 2,129,305

                               Ford Credit Grantor Trust
             2,000,000           7.900%   05/17/99  Series 1996-1                                                  2,032,318
               525,000           7.470%   07/29/99  Series 1996-1                                                    532,788
               810,000           7.600%   03/29/00  Series 1996-1                                                    831,495

                               General Electric Capital Corporation
             1,140,000           5.600%   01/14/00                                                                 1,136,840
             1,250,000           5.920%   04/03/01                                                                 1,254,327



  THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS SCHEDULE.

                      LIMITED MATURITY FIXED INCOME PORTFOLIO (CONTINUED)
                                   PORTFOLIO OF INVESTMENTS

  SHARES OR
  PRINCIPAL                                                                                                   MARKET VALUE
  ---------                                                                                                   ------------
  LONG-TERM OBLIGATIONS (CONTINUED)
  ---------------------------------
  CORPORATE OBLIGATIONS  (CONTINUED)
  ----------------------------------
  FINANCIAL  (CONTINUED)
  ----------------------------------
                               General Motors Acceptance Corporation Grantor Trust
$              515,000           6.050%   10/04/99                                                          $        514,983
             1,600,000           5.800%   04/09/01                                                                 1,590,337

                               International Lease Financial Corporation
             1,000,000           6.600%   07/06/99                                                                 1,005,848
             1,130,000           6.375%   01/18/00                                                                 1,137,139

                               Merrill Lynch Corporation
             1,250,000           6.050%   03/06/01                                                                 1,253,984

                               Norwest Financial Corporation
             2,050,000           7.250%   03/15/00                                                                 2,094,237

                               Travelers/Aetna P&C
             1,780,000           6.750%   09/01/99                                                                 1,796,118
                                                                                                            ----------------
                                                                                                                  26,366,531
  INDUSTRIAL                              1.1%
                               Caterpillar Corporation
             1,400,000           6.320%   09/01/00                                                                 1,412,850

  RETAIL STORES                           5.0%
                               J.C. Penney Incorporated
             1,750,000           6.950%   04/01/00                                                                 1,772,363
             1,600,000           6.375%   09/15/00                                                                 1,614,571



                               Wal-Mart Stores
             3,000,000           9.100%   07/15/00                                                                 3,184,116
                                                                                                            ----------------
                                                                                                                   6,571,050
  TOTAL CORPORATE OBLIGATIONS                                                                                     37,614,895
                                                                                                            ----------------
  TOTAL LONG-TERM OBLIGATIONS
  (COST $126,573,098)                                                                                            127,002,534
                                                                                                            ----------------


  THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS SCHEDULE.


                      LIMITED MATURITY FIXED INCOME PORTFOLIO (CONTINUED)
                                   PORTFOLIO OF INVESTMENTS




  SHARES OR
  PRINCIPAL                                                                                                  AMORTIZED COST
  ---------                                                                                                  --------------
  SHORT-TERM OBLIGATIONS                                          0.6%
  ----------------------
  COMMERCIAL PAPER                                                0.6%
  ----------------
                               American Express Credit Corporation
$              770,000           5.500%   07/01/98                                                          $        770,000
                                                                                                            ----------------
  TOTAL SHORT-TERM OBLIGATIONS
  (AMORTIZED COST $770,000)                                                                                          770,000
                                                                                                            ----------------

  TOTAL INVESTMENTS
  (COST BASIS $127,343,098)                                      98.5%                                           127,772,534

  CASH AND OTHER ASSETS, LESS
      LIABILITIES                                                 1.5%                                             1,944,062
                                                                                                            ----------------

  TOTAL NET ASSETS                                              100.0%                                      $    129,716,596
                                                                                                            ----------------
                                                                                                            ----------------




  THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS SCHEDULE.


                                       DIVERSIFIED EQUITY PORTFOLIO
                                         PORTFOLIO OF INVESTMENTS
                                                JUNE 30, 1998
  SHARES OR
  PRINCIPAL                                                                                                   MARKET VALUE
  ---------                                                                                                   ------------
  EQUITIES                                                       95.9%
  --------
  AEROSPACE & DEFENSE                                             0.5%
  -------------------
                   400         General Dynamics Corporation                                                 $         18,600
                     1         Raytheon Company                                                                           58
                 8,800         Rockwell International                                                                422,950
                   300         Tektronix Incorporated                                                                 10,613
                                                                                                            ----------------
                                                                                                                     452,221
  AIR TRANSPORTATION                                              0.5%
                 5,200         AMR Corporation                                                                       432,900

  AUTOMOTIVE                                                      5.5%
                   200         Aeroquip-Vickers, Incorporated                                                         11,675
                 2,500         Chrysler Corporation                                                                  140,938
                 9,200         Cummins Engine                                                                        471,500
                   300         Eaton Corporation                                                                      23,325
                 9,400         Ford Motor Company                                                                    554,600
                 5,800         General Motors Corporation                                                            387,513
                   700         Genuine Parts Company                                                                  24,194
                25,000         Lear Corporation                                                                    1,282,813
                 9,500         Volkswagen ADR                                                                      1,834,702
                                                                                                            ----------------
                                                                                                                   4,731,260

  BANKS                                                           6.3%
                 1,500         Bank of New York Corporation                                                           91,031
                12,100         BankAmerica Corporation                                                             1,045,894
                 1,800         Bank Boston Corporation                                                               100,125
                   400         Bankers Trust New York                                                                 46,425
                 9,800         Chase Manhattan                                                                       739,900
                 5,100         Citicorp                                                                              761,175
                36,000         Corporation Bancaria Espana ADR                                                     1,624,500
                 1,200         First Chicago NBD Corporation                                                         106,350
                 2,300         First Union Corporation                                                               133,975
                 1,100         Fleet Financial Group, Incorporated                                                    91,850
                   200         Golden West Financial                                                                  21,263


  THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS SCHEDULE.


                                       DIVERSIFIED EQUITY PORTFOLIO (CONTINUED)
                                               PORTFOLIO OF INVESTMENTS



  SHARES OR
  PRINCIPAL                                                                                                   MARKET VALUE
  ---------                                                                                                   ------------
  EQUITIES (CONTINUED)
  --------------------
  BANK (CONTINUED)
  ----------------
                 2,800         NationsBank Corporation                                                      $        214,200
                 3,100         Norwest Corporation                                                                   115,863
                 1,300         PNC Financial Corporation                                                              69,956
                   400         Republic New York Corporation                                                          25,175
                   900         Sun Trust Banks, Incorporated                                                          73,181
                 2,400         U.S. Bancorp                                                                          103,200
                 1,050         Washington Mutual, Incorporated                                                        45,609
                                                                                                            ----------------
                                                                                                                   5,409,672

  BASIC INDUSTRIES                                                0.3%
                12,200         Asarco Incorporated                                                                   271,450
                 1,000         Alcan Aluminum Ltd.                                                                    27,625
                                                                                                            ----------------
                                                                                                                     299,075
  BUSINESS SERVICE                                                2.6%
                15,200         Autodesk Incorporated                                                                 587,100
                 5,700         Computer Associates International Incorporated                                        316,706
                   900         H.& R. Block                                                                           37,913
                52,800         Wallace Computer Services Incorporated                                              1,254,000
                                                                                                            ----------------
                                                                                                                   2,195,719
  CHEMICALS                                                       2.0%
                 5,200         Dow Chemical Company                                                                  502,775
                15,000         E.I. duPont de Nemours and Company                                                  1,119,375
                   200         Hercules                                                                                8,225
                   900         PPG Industries                                                                         62,606
                   300         Rohm & Haas Company                                                                    31,181
                   100         Sigma-Aldrich Corporation                                                               3,513
                                                                                                            ----------------
                                                                                                                   1,727,675


  THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS SCHEDULE.


                                       DIVERSIFIED EQUITY PORTFOLIO (CONTINUED)
                                                PORTFOLIO OF INVESTMENTS


  SHARES OR
  PRINCIPAL                                                                                                   MARKET VALUE
  ---------                                                                                                   ------------
  EQUITIES (CONTINUED)
  --------------------
  COMMUNICATION                                                   0.1%
  -------------
                   500         Interpublic Group Companies                                                  $         30,344
                                                                                                            ----------------
                                                                                                                      30,344
  COMPUTERS & OFFICE EQUIPMENT                                    7.0%
                20,300         Compaq Computers Corporation                                                          576,013
                15,300         Intel Corporation                                                                   1,134,113
                16,400         International Business Machines Corporation                                         1,882,925
               110,000         Novell                                                                              1,402,500
                 1,200         Pitney Bowes Incorporated                                                              57,750
                 9,000         Xerox Corporation                                                                     914,625
                                                                                                            ----------------
                                                                                                                   5,967,926
  CONSTRUCTION                                                    1.0%
                   300         Johnson Controls                                                                       17,156
                13,500         Masco Corporation                                                                     816,750
                                                                                                            ----------------
                                                                                                                     833,906
  CONSUMER DURABLES                                               0.1%
                   700         Cognizant Corporation                                                                  44,100
                   400         Maytag Corporation                                                                     19,750
                                                                                                            ----------------
                                                                                                                      63,850
  CONSUMER NON-DURABLES                                           2.4%
                22,300         American Greetings Company                                                          1,135,906
                14,300         Bandag Incorporated                                                                   557,700
                   400         Clorox                                                                                 38,150
                   900         Colgate Palmolive Company                                                              79,200
                 3,300         Warner-Lambert Company                                                                228,938
                                                                                                            ----------------
                                                                                                                   2,039,894
  CONTAINER                                                       1.2%
                22,000         Crown Cork & Seal                                                                   1,045,000


  THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS SCHEDULE.


                                       DIVERSIFIED EQUITY PORTFOLIO (CONTINUED)
                                                PORTFOLIO OF INVESTMENTS

  SHARES OR
  PRINCIPAL                                                                                                   MARKET VALUE
  ---------                                                                                                   ------------
  EQUITIES (CONTINUED)
  --------------------
  ELECTRONICS                                                     1.9%
  -----------
                   800         AMP Incorporated                                                             $         27,500
                 5,200         General Electric Company                                                              473,200
                   400         Grainger WW Incorporated                                                               19,925
                67,200         Vishay Intertechnology Incorporated                                                 1,205,400
                                                                                                            ----------------
                                                                                                                   1,726,025

  ENERGY & RELATED (RAW MATERIALS)                                             0.1%
                 1,400         Occidental Petroleum Corporation                                                       37,800


  ENTERTAINMENT & LEISURE                                         0.6%
                 4,600         Brunswick Corporation                                                                 113,850
                 6,400         King World Productions Incorporated                                                   163,200
                 2,800         McDonald's Corporation                                                                193,200
                 1,200         Service Corporation International                                                      51,450
                   500         Wendy's International                                                                  11,750
                                                                                                            ----------------
                                                                                                                     533,450

  FINANCIAL COMPANY                                               3.5%
                   400         Ahmanson H.F. & Company                                                                28,400
                 2,100         American Express Company                                                              239,400
                 4,200         Merrill Lynch Company                                                                 387,450
                   900         National City Corporation                                                              63,900
                52,000         Pacific Century Financial Corportaion                                               1,248,000
                16,734         Travelers Group Incorporated                                                        1,014,499
                                                                                                            ----------------
                                                                                                                   2,981,649


  THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS SCHEDULE.


                                       DIVERSIFIED EQUITY PORTFOLIO (CONTINUED)
                                                PORTFOLIO OF INVESTMENTS

  SHARES OR
  PRINCIPAL                                                                                                   MARKET VALUE
  ---------                                                                                                   ------------
  EQUITIES (CONTINUED)
  --------------------
  FINANCIAL SERVICE                                               3.9%
  -----------------
                 2,437         Associates First Capital Corporation                                         $        187,344
                   800         Conseco Incorporated                                                                   37,400
                20,700         Equifax                                                                               751,669
                18,000         Fannie Mae                                                                          1,093,500
                   400         MBIA Corporation                                                                       29,950
                 5,470         Morgan Stanley Group Incorporated                                                     499,821
                15,500         Student Loan Corporation                                                              729,469
                                                                                                            ----------------
                                                                                                                   3,329,153

  FOOD, BEVERAGES & TOBACCO                                       3.9%
                19,600         Adolph Coors                                                                          666,400
                13,500         Anheuser-Busch Companies, Incorporated                                                637,031
                   300         Brown Foreman Class B                                                                  19,275
                 6,500         Coca-Cola Company                                                                     555,750
                26,900         Conagra Incorporated                                                                  852,394
                   700         Fortune Brands Incorporated                                                            26,906
                 2,400         Kellogg Company                                                                        90,150
                11,300         McCormick and Company                                                                 403,622
                   100         Quaker Oats                                                                             5,494
                 1,400         Sysco Corporation                                                                      35,875
                 2,500         Tricon Global Restaurants                                                              79,219
                                                                                                            ----------------
                                                                                                                   3,372,116
  GOLD & PRECIOUS METALS                                          1.6%
                 7,100         Barrick Gold Corporation                                                              136,231
                63,500         De Beers Construction Mines ADR                                                     1,111,250
                10,500         Freeport McMoran Copper                                                               159,469
                                                                                                            ----------------
                                                                                                                   1,406,950


  THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS SCHEDULE.


                                       DIVERSIFIED EQUITY PORTFOLIO (CONTINUED)
                                                PORTFOLIO OF INVESTMENTS

  SHARES OR
  PRINCIPAL                                                                                                   MARKET VALUE
  ---------                                                                                                   ------------
  EQUITIES (CONTINUED)
  --------------------
  HEALTH CARE                                                     8.2%
  -----------
                29,400         Abbott Labs Company                                                          $      1,201,725
                12,600         American Home Products Corporation                                                    652,050
                20,200         Baxter International Incorporated                                                   1,087,013
                 6,800         Bristol-Meyers/ Squibb                                                                781,575
                 4,500         Eli Lilly                                                                             297,281
                 5,500         Johnson & Johnson                                                                     405,625
                 4,900         Merck & Company                                                                       655,375
                 3,600         Pfizer Incorporated                                                                   391,275
                 6,300         Schering Plough Corporation                                                           577,238
                   800         Shared Medical Systems                                                                 58,750
                25,000         St. Jude Medical *                                                                    920,313
                                                                                                            ----------------
                                                                                                                   7,028,220
  HEALTH CARE SERVICES                                            0.1%
                   100         Columbia/HCA Healthcare Corporation                                                     2,913
                   200         United Healthcare Corporation                                                          12,700
                                                                                                            ----------------
                                                                                                                      15,613
  INSURANCE                                                       1.1%
                 7,001         Allstate Corporation                                                                  641,029
                 1,800         CIGNA Corporation                                                                     124,200
                   600         SAFECO Corporation                                                                     27,225
                   600         St. Paul Companies                                                                     25,238
                   600         Torchmark Corporation                                                                  27,450
                   450         Jefferson Pilot                                                                        26,072
                   300         General Re Corporation                                                                 76,050
                   300         Transamerica Corporation                                                               34,538
                                                                                                            ----------------
                                                                                                                     981,802



  THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS SCHEDULE.


                                       DIVERSIFIED EQUITY PORTFOLIO (CONTINUED)
                                                  PORTFOLIO OF INVESTMENTS


  SHARES OR
  PRINCIPAL                                                                                                   MARKET VALUE
  ---------                                                                                                   ------------
  EQUITIES (CONTINUED)
  --------------------
  METAL & MINERAL                                                 2.2%
  ---------------
                   600         Allegheny Teledyne Incorporated                                              $         13,725
                17,400         Inland Steel Industries                                                               490,463
                25,000         Minerals Technologies, Incorporated                                                 1,271,875
                 3,300         USX- US Steel                                                                         108,900
                                                                                                            ----------------
                                                                                                                   1,884,963
  PAPER & FOREST PRODUCTS                                         0.6%
                   200         Georgia Pacific Company                                                                11,788
                 5,800         Kimberly Clark                                                                        266,075
                 6,000         Mead Corporation                                                                      190,500
                   200         Temple Inland                                                                          10,775
                   300         Union Camp Corporation                                                                 14,888
                 1,200         Weyerhaeuser Company                                                                   55,425
                                                                                                            ----------------
                                                                                                                     549,451
  PETROLEUM                                                       7.7%
                19,000         Amoco Corporation                                                                     790,875
                 6,600         Atlantic Richfield                                                                    515,625
                   450         Columbia Energy Group                                                                  25,031
                   400         Exxon Corporation                                                                      28,525
                 5,800         Mobil Corporation                                                                     444,425
                 1,400         Phillips Petroleum Company                                                             67,463
                35,400         R&B Falcon Corporation                                                                800,925
                12,000         Texaco                                                                                716,250
                25,000         Transocean Offshore, Incorporated                                                   1,112,500
                15,400         USX Marathon Group                                                                    528,413
                46,000         Western Gas Resource, Incorporated                                                    672,750
                30,000         YPF S.A. ADR                                                                          901,875
                                                                                                            ----------------
                                                                                                                   6,604,657
  POLLUTION CONTROL                                               0.2%
                37,000         Philip Services Corporation                                                           152,625


  THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS SCHEDULE.


                                       DIVERSIFIED EQUITY PORTFOLIO (CONTINUED)
                                                PORTFOLIO OF INVESTMENTS


  SHARES OR
  PRINCIPAL                                                                                                   MARKET VALUE
  ---------                                                                                                   ------------
  EQUITIES (CONTINUED)
  --------------------
  PRINTING & PUBLISHING                                           1.1%
  ---------------------
                39,500         Journal Register Company                                                     $        661,625
                 3,400         McGraw Hill Company                                                                   277,313
                                                                                                            ----------------
                                                                                                                     938,938
  RAILROADS                                                       0.3%
                 7,900         Norfolk Southern Company                                                              235,519

  RESTAURANTS                                                     1.6%
                87,000         Dardeen Restaurants, Incorporated                                                   1,381,125

  RETAIL STORES                                                   5.8%
                    15         Abercrombie & Fitch                                                                       660
                 1,000         Albertson's Incorporated                                                               51,813
                 8,400         Dayton Hudson Corporation                                                             407,400
                   400         Dillard's Incorporated                                                                 16,575
                   900         Federated Department Stores                                                            48,431
                37,100         K Mart                                                                                714,175
                 1,000         Kroger                                                                                 42,875
                   200         Mercantile Stores Company                                                              15,788
                45,000         Office Depot                                                                        1,420,313
                 4,200         Supervalu Incorporated                                                                186,375
                43,100         The Limited Incorpoated                                                             1,427,688
                 2,600         TJX Companies Incorporated                                                             62,725
                 9,300         Wal-Mart Stores Incorporated                                                          564,975
                                                                                                            ----------------
                                                                                                                   4,959,793
  SERVICES                                                        3.9%
                15,500         Caterpillar Incorporated                                                              819,563
                21,900         Cooper Industries                                                                   1,203,131
                   650         Ingersoll Rand Company                                                                 28,641
                 6,100         John Deere & Company                                                                  322,538
                31,500         Raychem                                                                               931,219
                                                                                                            ----------------
                                                                                                                   3,305,092

  THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS SCHEDULE.


                                       DIVERSIFIED EQUITY PORTFOLIO (CONTINUED)
                                                PORTFOLIO OF INVESTMENTS

  SHARES OR
  PRINCIPAL
  ---------
  EQUITIES (CONTINUED)
  --------------------
  SOFTWARE                                                        2.2%                                        MARKET VALUE
  --------                                                                                                    ------------
                43,100         Sun Microsystems*                                                            $      1,872,156

  TECHNOLOGY                                                      2.8%
                36,000         Electronic Data Systems Corporation                                                 1,440,000
                   300         Harris Corporation                                                                     13,406
                 9,000         Hewlett-Packard Company                                                               538,875
                 2,500         Microsoft Corporation                                                                 270,938
                 2,000         Northern Telecom                                                                      113,500
                                                                                                            ----------------
                                                                                                                   2,376,719

  TELECOMMUNICATION                                               3.6%
                21,000         Airtouch Communications                                                             1,227,188
                32,000         COMSAT Corporation                                                                    906,000
                11,874         Lucent Technologies                                                                   987,768
                                                                                                            ----------------
                                                                                                                   3,120,956

  TEXTILE & APPAREL                                               0.9%
                 1,400         CVS Corporation                                                                        54,513
                15,800         Spring Industries                                                                     728,775
                   500         VF Corporation                                                                         25,750
                                                                                                            ----------------
                                                                                                                     809,038
  TRAVEL & RECREATION                                             1.6%
                30,000         Budget Group Incorporated                                                             958,125
                 1,000         Marriott International                                                                 32,375
                   700         Mirage Resorts Incorporated                                                            14,919
                   125         Sodexho-Marriott Services                                                               3,625
                 3,100         Walt Disney Company                                                                   325,694
                                                                                                            ----------------
                                                                                                                   1,334,738

  THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS SCHEDULE.



                                       DIVERSIFIED EQUITY PORTFOLIO (CONTINUED)
                                                  PORTFOLIO OF INVESTMENTS


  SHARES OR
  PRINCIPAL                                                                                                   MARKET VALUE
  ---------                                                                                                   ------------
  EQUITIES (CONTINUED)
  --------------------
  UTILITIES-ELECTRIC                                              0.5%
  ------------------
                 8,300         Consolidated Edison                                                          $        382,319
                   500         General Public Utilities Corporation                                                   18,906
                 1,200         Pacificorp                                                                             27,150
                 1,000         People's Energy Corporation                                                            38,625
                                                                                                            ----------------
                                                                                                                     467,000
  UTILITIES-ENERGY                                                0.5%
                   900         American Electric Power Company                                                        40,838
                   500         Coastal Corporation                                                                    34,906
                   600         DTE Energy Company                                                                     24,225
                 3,500         Entergy Corporation                                                                   100,625
                   800         First Energy Corporation                                                               24,600
                   900         FPL Group Incorporated                                                                 56,700
                 1,900         PECO Energy Company                                                                    55,456
                 1,600         PG&E Corporation                                                                       50,500
                   451         Sempra Energy                                                                          12,519
                   900         Unicom Corporation                                                                     31,556
                                                                                                            ----------------
                                                                                                                     431,925
  UTILITIES-TELEPHONE                                             5.2%
                11,900         American Telephone and Telegraph                                                      679,788
                49,500         Ameritech Corporation                                                               2,221,313
                 7,600         Bell Atlantic Corporation                                                             346,750
                10,000         GTE Corporation                                                                       556,250
                14,800         US West Incorporated                                                                  695,600
                                                                                                            ----------------
                                                                                                                   4,499,701

  MISCELLANEOUS                                                   0.8%
                 8,300         Unilever                                                                              655,166

  TOTAL COMMON STOCK (COST $65,102,976)                                                                           82,221,782



  THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS SCHEDULE.


                                       DIVERSIFIED EQUITY PORTFOLIO (CONTINUED)
                                                PORTFOLIO OF INVESTMENTS


  SHARES OR
  PRINCIPAL                                                                                                   AMORTIZED COST
  ---------                                                                                                   --------------
  SHORT-TERM OBLIGATIONS                                          3.9%
  ----------------------

  DEMAND NOTES                                                    3.9%
  ------------
                               Firstar Bank Demand Note
$            1,171,893           5.660%   12/31/31                                                          $      1,171,893

                               General Mills Demand Note
               583,363           5.265%   12/31/31                                                                   586,363

                               Johnson Controls Demand Note
               538,708           5.265%   12/31/31                                                                   538,708

                               Pitney Bowes Demand Note

             1,023,651           5.265%   12/31/31                                                                 1,023,651
  TOTAL SHORT-TERM OBLIGATIONS
  (AMORTIZED COST $3,320,615)                                                                                      3,320,615
                                                                                                            ----------------

  TOTAL INVESTMENTS
  (COST BASIS $68,423,591)                                       99.8%                                            85,542,397

  CASH AND OTHER ASSETS, LESS
      LIABILITIES                                                 0.2%                                               193,359
                                                                                                            ----------------

  TOTAL NET ASSETS                                              100.0%                                      $     85,735,756
                                                                                                            ----------------
                                                                                                            ----------------



  *  NON-INCOME PRODUCING STOCKS.


  THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS SCHEDULE.


                                       BALANCED PORTFOLIO
                                   PORTFOLIO OF INVESTMENTS
                                         JUNE 30, 1998
   SHARES OR
   PRINCIPAL                                                                                                  MARKET VALUE
   ---------                                                                                                  ------------
   EQUITIES                                                        65.6%
   --------
   AUTOMOTIVE                                                       4.9%
   ----------
                 22,700          Lear Seating Corporation *                                                 $      1,164,794
                  9,000          Volkswagen ADR                                                                    1,738,138
                                                                                                            ----------------
                                                                                                                   2,902,932

   BANKS                                                            2.5%
                 33,000          Corp Bancaria Espana ADR                                                          1,489,125


   BUSINESS SERVICES                                                2.0%
                 50,000          Wallace Computer Services Incorporated                                            1,187,500


   COMPUTERS & OFFICE EQUIPMENT                                     4.9%
                 10,000          International Business Machines Corporation                                       1,148,125
                 90,000          Novell                                                                            1,147,500
                  6,000          Xerox Corporation                                                                   609,750
                                                                                                            ----------------
                                                                                                                   2,905,375
   CONSTRUCTION                                                     1.2%
                 11,500          Masco Corporation                                                                   695,750

   CONSUMER NON-DURABLES                                            2.5%
                 19,000          American Greetings Company                                                          967,813
                 13,000          Bandag Incorporated                                                                 507,000
                                                                                                            ----------------
                                                                                                                   1,474,813

   CONTAINER                                                        1.6%
                 20,000          Crown Cork & Seal                                                                   950,000

   ELECTRONICS                                                      1.8%
                 59,193          Vishay Intertechnology Incorporated                                               1,061,774



   THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS SCHEDULE.



                                   BALANCED PORTFOLIO (CONTINUED)
                                      PORTFOLIO OF INVESTMENTS


   SHARES OR
   PRINCIPAL                                                                                                  MARKET VALUE
   ---------                                                                                                  ------------
   EQUITIES (CONTINUED)
   --------------------
   FINANCIAL COMPANY                                                2.0%
   -----------------
                 49,000          Pacific Century Financial Corporation                                      $      1,176,000

   FINANCIAL  SERVICES                                              4.6%
                 30,000          Equifax                                                                           1,089,375
                 17,400          Fannie Mae                                                                        1,057,040
                 12,000          Student Loan Corporation                                                            564,750
                                                                                                            ----------------
                                                                                                                   2,711,165
   FOOD, BEVERAGES & TOBACCO                                        2.2%
                 17,000          Anheuser-Busch Companies, Incorporated                                              802,188
                 14,800          McCormick and Company                                                               528,638
                                                                                                            ----------------
                                                                                                                   1,330,826

   GOLD & PRECIOUS METALS                                           1.7%
                 56,000          De Beers Construction Mines ADR                                                     980,000

   HEALTH CARE                                                      4.8%
                 21,000          Abbott Labs                                                                         858,375
                 20,000          Baxter International Incorporated                                                 1,076,250
                 25,500          St. Jude Medical*                                                                   938,718
                                                                                                            ----------------
                                                                                                                   2,873,343

   METAL & MINERAL                                                  1.3%
                 15,300          Minerals Technologies, Incorporated                                                 778,388

   PETROLEUM                                                        5.4%
                 27,140          R&B Falcon Corporation                                                              614,043
                 22,000          Transocean Offshore, Incorporated                                                   979,000
                 38,000          Western Gas Resources, Incorporated                                                 555,750
                 36,000          YPF S.A. ADR                                                                      1,082,250
                                                                                                            ----------------
                                                                                                                   3,231,043

   THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS SCHEDULE.


                                   BALANCED PORTFOLIO (CONTINUED)
                                      PORTFOLIO OF INVESTMENTS

   SHARES OR
   PRINCIPAL                                                                                                  MARKET VALUE
   ---------                                                                                                  ------------
   EQUITIES (CONTINUED)
   --------------------
   POLLUTION CONTROL                                                0.2%
   -----------------
                 35,500          Philip Services Corporation                                                $        146,438

   PRINTING & PUBLISHING                                            1.4%

                 48,000          Journal Register Company                                                            804,000

   RESTAURANTS                                                      2.1%
                 80,000          Dardeen Restaurants, Incorporated                                                 1,270,000

   RETAIL STORES                                                    4.1%
                 41,000          Office Depot                                                                      1,294,063
                 34,000          The Limited Incorporated                                                          1,126,250
                                                                                                            ----------------
                                                                                                                   2,420,313

   SERVICES                                                         3.4%
                 20,700          Cooper Industries                                                                 1,137,206
                 30,000          Raychem                                                                             886,875
                                                                                                            ----------------
                                                                                                                   2,024,081
   SOFTWARE                                                         2.0%
                 27,000          Sun Microsystems*                                                                 1,172,813

   TECHNOLOGY                                                       2.2%
                 32,800          Electronic Data Systems Corporation                                               1,312,000

   TELECOMMUNICATION                                                3.3%
                 20,000          Airtouch Communications                                                           1,168,750
                 28,500          COMSAT Corporation                                                                  806,906
                                                                                                            ----------------
                                                                                                                   1,975,656

   TRAVEL & RECREATION                                              1.5%
                 27,000          Budget Group Incorporated                                                           862,313


   THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS SCHEDULE.


                                   BALANCED PORTFOLIO (CONTINUED)
                                      PORTFOLIO OF INVESTMENTS


   SHARES OR
   PRINCIPAL                                                                                                  MARKET VALUE
   ---------                                                                                                  ------------
   EQUITIES (CONTINUED)
   --------------------
   UTILITIES-TELEPHONE                                             2.0%
   --------------------
                 26,000          Ameritech Corporation                                                      $      1,166,755
                                                                                                            ----------------

   TOTAL COMMON STOCK (COST $30,135,846)                                                                          38,902,403

   TOTAL LONG-TERM OBLIGATIONS                                                  34.2%

   U.S. GOVERNMENT AND AGENCY OBLIGATIONS                                       26.2%
                                 United States Treasury Bonds
$               970,000            6.375%   08/15/27                                                               1,065,788

                                 United States Treasury Inflation Index
                202,916            3.625%   07/15/02                                                                 200,824
                123,071            3.375%   01/15/07                                                                 119,263
              1,981,406            3.625%   01/15/08                                                               1,959,735
                 80,371            3.625%   04/15/28                                                                  79,467


                                 United States Treasury Notes
                320,000            5.500%   02/29/00                                                                 320,000
                300,000            5.875%   09/30/02                                                                 303,844
              3,400,000            5.500%   02/28/03                                                               3,398,939
                940,000            5.750%   04/30/03                                                                 949,401

                                 Federal National Mortgage Association
                                 (mortgage-backed securities)
                275,050            9.000%   08/01/07                                                                 286,806
                100,000            6.000%   07/01/13                                                                  98,906
                500,000            6.000%   07/01/28                                                                 486,720
                290,000            6.500%   07/01/28                                                                 288,733
                400,000            7.500%   07/01/28                                                                 410,252


   THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS SCHEDULE.


                                   BALANCED PORTFOLIO (CONTINUED)
                                      PORTFOLIO OF INVESTMENTS


   SHARES OR
   PRINCIPAL                                                                                                  MARKET VALUE
   ---------                                                                                                  ------------
   TOTAL LONG-TERM OBLIGATIONS (CONTINUED)
   ---------------------------------------
   U.S. GOVERNMENT AND AGENCY OBLIGATIONS (CONTINUED)
   --------------------------------------------------
                                 Government  National Mortgage Association
                                 (mortgage-backed securities)
$               106,811           10.000%  12/15/20                                                         $        117,640
              2,000,000            6.500%  07/01/28                                                                1,995,620
              2,300,000            7.000%  07/01/28                                                                2,335,949
                600,000            7.500%  07/01/28                                                                  616,686


                                 Student Loan Marketing Association
                517,005            5.790%  04/25/06                                                                  517,005
                                                                                                            ----------------
   TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS                                                                   15,551,578


   ASSET BACKED OBLIGATIONS                                         3.4%
                                 Amresco Commercial Master Trust
                340,000            7.190%   06/17/29  Series 1997-C1                                                 359,905

                                 Chase Commingled Mortgage Security
                287,000            7.370%   02/19/07                                                                 298,199

                                 Chevy Chase Home Loan
                149,142            7.150%   05/15/15 Series 1996-1                                                   152,871

                                 Ford Motor Company
                180,000            7.700%   05/15/97                                                                 203,768

                                 Green Tree Financial Corporation
                137,383            6.900%   02/15/04                                                                 137,115
                103,344            7.850%   07/15/04                                                                 105,098


   THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS SCHEDULE.


                                   BALANCED PORTFOLIO (CONTINUED)
                                      PORTFOLIO OF INVESTMENTS

   SHARES OR
   PRINCIPAL                                                                                                  MARKET VALUE
   ---------                                                                                                  ------------
   TOTAL LONG-TERM OBLIGATIONS (CONTINUED)
   ---------------------------------------
   ASSET BACKED OBLIGATIONS (CONTINUED)
   ------------------------------------
                                 Keystone Owner Trust
$               106,996            6.620%   11/25/08  Series 1998-P1                                        $        106,990

                                 Merrill Lynch Mortgage Investors
                100,000            6.960%   11/21/28  Series 1996-C2                                                 104,436

                                 Nomura Asset Securities Corporation

                 70,000            7.120%   04/13/36  Series 1996-M                                                   74,219

                                 Resolution Trust Corporation
                206,386            6.605%   04/25/22  Series 1992-9                                                  205,729
                250,012            7.076%   06/25/24                                                                 249,948
                                                                                                            ----------------
   TOTAL ASSET BACKED OBLIGATIONS                                                                                  1,998,278


   CORPORATE OBLIGATIONS                                            4.2%
   COMMUNICATION                                                    0.2%
                                 Continental Cablevision Incorporated
                100,000            9.000%   09/01/08                                                                 119,077

   FINANCIAL                                                        2.6%
                                 British Aerospace Financial
                350,000            7.500%   07/01/27                                                                 392,425

                                 General Electric Capital Corporation
                260,000            8.200%   10/30/03                                                                 291,525

                                 General Motors Acceptance Corporation
                250,000            0.000%   06/15/15 effective yield 6.54%                                            87,553
                400,000            6.750%   05/01/28                                                                 409,260


   THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS SCHEDULE.


                                   BALANCED PORTFOLIO (CONTINUED)
                                      PORTFOLIO OF INVESTMENTS


   SHARES OR
   PRINCIPAL                                                                                                  MARKET VALUE
   ---------                                                                                                  ------------
   TOTAL LONG-TERM OBLIGATIONS (CONTINUED)
   ---------------------------------------
   FINANCIAL (CONTINUED)
   ---------------------
                                 JPM Capital Trust
$                20,000            7.950%   02/01/27                                                        $         21,857

                                 Zurich Capital Trust
                300,000            8.376%   06/01/37                                                                 334,251
                                                                                                            ----------------
                                                                                                                   1,536,871
   INDUSTRIAL                                                       0.3%
                                 Nabisco Incorporated
                200,000            6.375%   02/01/35                                                                 199,300


   TELECOMMUNICATION                                                0.2%
                                 TCI Communications Incorporated
                 10,000            8.750%   08/01/15                                                                  12,251
                100,000            9.250%   01/15/23                                                                 115,089
                                                                                                            ----------------
                                                                                                                     127,340
   UTILITIES                                                        0.2%
                                 System Energy
                130,263            7.430%   01/15/11                                                                 135,438

   MISCELLANEOUS                                                    0.4%
                                 News American Holdings

                200,000            8.875%   04/26/23                                                                 241,934

   INTERNATIONAL                                                    0.3%
                                 YPF Sociedad Anonima
                200,000            7.750%   08/27/07                                                                 194,632
                                                                                                            ----------------

   TOTAL CORPORATE OBLIGATIONS                                                                                     2,554,592
                                                                                                            ----------------

   THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS SCHEDULE.




                                  BALANCED PORTFOLIO (CONTINUED)
                                    PORTFOLIO OF INVESTMENTS




   SHARES OR
   PRINCIPAL                                                                                                  MARKET VALUE
   ---------                                                                                                  ------------
   TOTAL LONG-TERM OBLIGATIONS (CONTINUED)
   ---------------------------------------
   PREFERRED OBLIGATIONS                   0.4%
   ---------------------
                                IBJ Preferred Capital Company
$                80,000          8.790%   12/29/49                                                          $         73,240

                                SB Treasury Company
                190,000           9.400%   12/29/49                                                                  187,270
                                                                                                            ----------------
   TOTAL PREFERRED OBLIGATIONS                                                                                       260,510
                                                                                                            ----------------

   TOTAL LONG-TERM OBLIGATIONS
   (COST $20,063,870)                                                                                             20,364,958
                                                                                                            ----------------


   SHORT-TERM OBLIGATIONS                                          10.8%                                      AMORTIZED COST
   U.S. GOVERNMENT AND AGENCY OBLIGATIONS                           0.2%                                      --------------
                                United States Treasury Bills
(A)             100,000           5.120%   09/03/98                                                                   99,132
                                                                                                            ----------------
   TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS                                                                       99,132





   DEMAND NOTES                                                    10.6%
                                Firstar Bank Demand Note
              1,312,685           5.660%   12/31/31                                                                1,312,685

                                General Mills Demand Note
              1,439,463           5.265%   12/31/31                                                                1,439,463

                                Johnson Controls Demand Note
              1,259,212           5.265%   12/31/31                                                                1,259,212

                                Pitney Bowes Demand Note
              1,314,695           5.265%   12/31/31                                                                1,314,695


   THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS SCHEDULE.


                                  BALANCED PORTFOLIO (CONTINUED)
                                      PORTFOLIO OF INVESTMENTS


   SHARES, PRINCIPAL OR
   NUMBER OF CONTRACTS                                                                                        AMORTIZED COST
   --------------------                                                                                       --------------
   TOTAL SHORT-TERM OBLIGATIONS (CONTINUED)
   ----------------------------------------
   DEMAND NOTES (CONTINUED)
   ------------------------
                                Warner Lambert Demand Note
$               935,000           5.266%   12/31/31                                                         $        935,000

                                Wisconsin Electric Demand Note
                 45,270           5.266%   12/31/31                                                                   45,270
                                                                                                            ----------------
   TOTAL DEMAND NOTES                                                                                              6,306,325


   TOTAL SHORT-TERM OBLIGATIONS
   (AMORTIZED COST $6,405,457)                                                                                     6,405,457
                                                                                                            ----------------


   OPTIONS-PURCHASED                       0.0%
                                Call Options Eurodollar Futures
                   6            Exercise Price $94.50, Expiring September 1998                                           300

                                Call Options 5 Year Treasury Note
                   7            Exercise Price $110.50, Expiring August 1998                                           1,313
                                                                                                            ----------------
   TOTAL OPTIONS PURCHASED                                                                                             1,613
   (COST $4,154)                                                                                            ----------------

   TOTAL INVESTMENTS
   (COST BASIS $56,609,327)                                                                                       65,674,431
                                                                                                            ----------------

           THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS SCHEDULE.


                              BALANCED PORTFOLIO (CONTINUED)
                                PORTFOLIO OF INVESTMENTS


      SHARES, PRINCIPAL OR
      NUMBER OF CONTRACTS                                                                                     MARKET VALUE
      -------------------                                                                                     ------------
      OPTIONS-WRITTEN                                                         0.0%
      ---------------
                           Put Options  Treasury Bond
              1            Exercise Price $120.00, Expiring July 1998                                       $            (94)

                           Call Options  Treasury Bond
              2            Exercise Price $121.00, Expiring July 1998                                                 (5,562)

                           Call Options  Bond Futures
              4            Exercise Price $124.00, Expiring August 1998                                               (5,063)

                           Call Options  Bond Futures
              2            Exercise Price $125.00, Expiring August 1998                                                 (812)

                           Call Options  Bond Futures
              2            Exercise Price $127.00, Expiring July 1998                                                   (156)

                           Call Options  Long Treasury Bond
              3            Exercise Price $128.00, Expiring November 1998                                             (2,344)
                                                                                                            ----------------
TOTAL OPTIONS WRITTEN (PREMIUMS RECEIVED $8,786)                                                                     (14,031)
                                                                                                            ----------------
                                                                                                            ----------------

TOTAL INVESTMENTS NET OF
OUTSTANDING WRITTEN OPTIONS                                                  110.6%                               65,660,400


CASH AND OTHER ASSETS, LESS
  LIABILITIES                                                                -10.6%                               (6,300,705)
                                                                                                            ----------------

TOTAL NET ASSETS                                                             100.0%                         $     59,359,695
                                                                                                            ----------------
                                                                                                            ----------------



* NON-INCOME PRODUCING STOCKS.


THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS SCHEDULE.



                                BALANCED PORTFOLIO (CONTINUED)
                                   PORTFOLIO OF INVESTMENTS



(A) $100,000 OF U.S. TREASURY BILLS PLEDGED AS MARGIN FOR FUTURES CONTRACTS. THE PORTFOLIO HAD
    THE FOLLOWING OPEN FUTURES CONTRACTS AT JUNE 30, 1998:


OPEN FUTURES CONTRACTS:
                                                                                                        UNREALIZED
                                        NUMBER OF     PRINCIPAL                                       GAINS (LOSSES)
               TYPE                     CONTRACTS      AMOUNT       POSITION        EXPIRATION        JUNE 30, 1998
               ----                     ---------      ------       --------        ----------        -------------
5 Year U.S. Treasury Notes                     20       20,000         Long        September 1998            ($6,574)

10 Year U.S. Treasury Notes                     7        7,000         Short       September 1998                823
                                                                                                    ----------------
                                                                                                             ($5,751)
                                                                                                    ----------------
                                                                                                    ----------------


THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS SCHEDULE.


AHA INVESTMENT FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
AS OF JUNE 30, 1998
------------------------------------------------------------------------------------------------------------------------
                                              FULL                LIMITED
                                              MATURITY            MATURITY              DIVERSIFIED
                                              FIXED INCOME        FIXED INCOME          EQUITY                BALANCED
                                              PORTFOLIO           PORTFOLIO             PORTFOLIO             PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
ASSETS:


Investments, at market value                     $82,601,537        $127,772,534         $85,542,397         $65,674,431
Receivable for investments sold                      398,939                   0              35,640           1,638,898
Receivable for shares sold                                 0                   0           1,670,000                   0
Cash                                                       0                 410                   0                   0
Dividends and interest receivable                    910,918           1,971,671              78,706             295,002
Futures variation margin                               3,375                   0                   0               1,500
Prepaid Insurance                                      6,406              11,740               5,847               7,976
                                                 -----------        ------------         -----------         -----------
  Total Assets                                   $83,921,175        $129,756,355         $87,332,590         $67,617,807
                                                 -----------        ------------         -----------         -----------
                                                 -----------        ------------         -----------         -----------

LIABILITIES:

Payable for investments purchased                $12,059,097        $          0         $ 1,588,127         $ 8,224,400
Payable for dividends                                      0              15,169                   0                   0
Payable for options                                   21,391                   0                   0              14,031
Accrued expenses and other
     liabilities                                      11,349              24,590               8,707              19,681
                                                 -----------        ------------         -----------         -----------
  Total Liabilities                               12,091,837              39,759           1,596,834           8,258,112
                                                 -----------        ------------         -----------         -----------

NET ASSETS                                       $71,829,338        $129,716,596         $85,735,756         $59,359,695
                                                 -----------        ------------         -----------         -----------
                                                 -----------        ------------         -----------         -----------

Net Assets consist of:
Capital Stock ($0.01 par value and 200
million shares authorized) and
  Paid-in Capital                                $71,433,959        $132,414,817         $60,701,654         $45,996,474
Undistributed net investment
  income                                                   0                   0              54,567             777,628
Accumulated net realized gain
  (loss) on investments sold                      (1,058,907)         (3,127,657)          7,860,729           3,531,485
Net unrealized appreciation of
  investments and futures                          1,454,286             429,436          17,118,806           9,054,108
                                                 -----------        ------------         -----------         -----------

TOTAL NET ASSETS                                 $71,829,338        $129,716,596         $85,735,756         $59,359,695
                                                 -----------        ------------         -----------         -----------
                                                 -----------        ------------         -----------         -----------

Number of Shares Outstanding at
  the end of year                                  7,057,541          12,687,403           4,208,919           4,061,886
                                                 -----------        ------------         -----------         -----------

NET ASSET VALUE
PER SHARE                                        $     10.18        $      10.22         $     20.37         $     14.61
                                                 -----------        ------------         -----------         -----------
                                                 -----------        ------------         -----------         -----------

 THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.
-------------------------------------------------------------------------------


AHA INVESTMENT FUNDS, INC.
STATEMENTS OF OPERATIONS
YEAR ENDED JUNE 30, 1998
------------------------------------------------------------------------------------------------------------------------
                                                  FULL                LIMITED
                                                  MATURITY            MATURITY            DIVERSIFIED
                                                  FIXED INCOME        FIXED INCOME        EQUITY              BALANCED
                                                  PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest income                                   $4,028,358          $7,200,021         $    82,604          $1,253,616
Dividends                                                  0                   0           1,181,117             520,284
                                                 -----------        ------------         -----------         -----------

Total investment income                           $4,028,358          $7,200,021         $ 1,263,721          $1,773,900

EXPENSES:
Custodian fees                                    $   16,706          $   26,055         $    19,877          $   23,527
Accounting fees                                       43,282              46,847              33,856              29,976
Transfer agent fees                                   10,042              19,010              12,166               9,129
Legal fees                                             8,130               8,130               8,130               8,130
Audit and tax return fees                             12,175              12,175              12,175              12,175
Director fees and expenses                             5,602               5,602               5,602               5,602
Officers and directors insurance                       8,074              21,891              10,628               8,295
Administrative and other fees                          5,418               3,908               5,896               6,639
                                                 -----------        ------------         -----------         -----------

  Total Expenses                                  $  109,429          $  143,618         $   108,330          $  103,473

NET INVESTMENT INCOME                             $3,918,929          $7,056,403         $ 1,155,391          $1,670,427

REALIZED AND UNREALIZED GAINS
(LOSSES) ON INVESTMENTS

Net realized gain (loss) on
  investments sold                                $  800,595          $  603,041         $14,530,821          $7,605,898
Net realized gain (loss) on
  closed futures and options contracts               (25,458)                  0                   0            (181,840)
Net change in unrealized appreciation
  of investments, futures, and options             1,500,369             111,803             910,168             283,712
                                                 -----------        ------------         -----------         -----------

NET GAIN ON INVESTMENTS                            2,275,506             714,844          15,440,989           7,707,770
                                                 -----------        ------------         -----------         -----------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                       $6,194,435          $7,771,247         $16,596,380          $9,378,197
                                                 -----------        ------------         -----------         -----------
                                                 -----------        ------------         -----------         -----------


 THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.
-------------------------------------------------------------------------------


AHA INVESTMENT FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------
                                               FULL MATURITY                           LIMITED MATURITY
                                               FIXED INCOME PORTFOLIO                  FIXED INCOME PORTFOLIO
                                               ---------------------------------       ---------------------------------
                                               YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                               JUNE 30, 1997       JUNE 30, 1998       JUNE 30, 1997       JUNE 30, 1998
------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
 Net investment income                           $ 3,644,349        $  3,918,929        $  9,244,472        $  7,056,403
 Net realized gain (loss) on
     investments sold and closed
     futures and options contracts                   439,748             775,137           (497,904)             603,041
 Net change in unrealized appreciation
     of investments, futures and options             246,747           1,500,369           1,347,681             111,803
                                                 -----------        ------------         -----------         -----------
 Net increase in net assets resulting
     from operations                               4,330,844           6,194,435          10,094,249           7,771,247
                                                 -----------        ------------         -----------         -----------

 DISTRIBUTIONS TO SHAREHOLDERS:
 Dividends from net investment income             (3,644,349)         (3,918,929)         (9,244,472)         (7,056,403)
 Capital gains distribution                               --                  --                  --                  --
                                                 -----------        ------------         -----------         -----------
 Net decrease in net assets
     resulting from distributions                $(3,644,349)       $ (3,918,929)       $ (9,244,472)       $ (7,056,403)

SHARE TRANSACTIONS:
 Subscriptions of fund shares                      7,167,137          19,714,754          41,527,272          66,599,835
 Investment income dividends
     reinvested                                    3,194,795           3,905,490           7,817,387           6,698,745
 Capital gains distributions
     reinvested                                           --                  --                  --                  --
                                                 -----------        ------------         -----------         -----------
 Gross increase in fund shares                    10,361,932          23,620,244          49,344,659          73,298,580
 Redemptions of fund shares                      (13,544,206)         (4,862,697)       (110,367,401)        (85,320,203)
                                                 -----------        ------------         -----------         -----------
 Net increase (decrease) from
     share transactions                           (3,182,274)         18,757,547         (61,022,742)        (12,021,623)
                                                 -----------        ------------         -----------         -----------
 Net increase (decrease) in net assets           $(2,495,779)       $ 21,033,053        $(60,172,965)       $(11,306,779)


 TOTAL NET ASSETS
 Beginning of period                              53,292,064          50,796,285         201,196,340         141,023,375
                                                 -----------        ------------         -----------         -----------
 End of period                                   $50,796,285        $ 71,829,338        $141,023,375        $129,716,596
                                                 -----------        ------------         -----------         -----------
                                                 -----------        ------------         -----------         -----------
 Undistributed net investment
     income                                      $         0        $          0        $          0        $          0
                                                 -----------        ------------         -----------         -----------
                                                 -----------        ------------         -----------         -----------

 THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.
-------------------------------------------------------------------------------


AHA INVESTMENT FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------
                                                DIVERSIFIED EQUITY PORTFOLIO           BALANCED PORTFOLIO
                                                --------------------------------       ---------------------------------
                                                YEAR ENDED         YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                JUNE 30, 1997      JUNE 30, 1998       JUNE 30, 1997       JUNE 30, 1998
------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
 Net investment income                           $ 1,089,534          $1,155,391         $ 1,315,989         $ 1,670,427
 Net realized gain on investments sold
     and closed futures and options
     contracts                                     9,896,588          14,530,821           6,202,694           7,424,058
 Net change in unrealized appreciation
     of investments, futures, and options          6,641,228             910,168           2,988,361             283,712
                                                 -----------        ------------         -----------         -----------
 Net increase in net assets resulting
     from operations                              17,627,350          16,596,380          10,507,044           9,378,197
                                                 -----------        ------------         -----------         -----------

 DISTRIBUTIONS TO SHAREHOLDERS:
 Dividends from net investment
     income                                       (1,087,240)         (1,146,547)         (1,333,326)         (1,662,939)
 Capital gains distribution                       (6,206,933)        (14,645,221)         (3,710,927)         (7,943,151)
                                                 -----------        ------------         -----------         -----------
 Net decrease in net assets
     resulting from distributions                $(7,294,173)       $(15,791,768)        $(5,044,253)        $(9,606,090)

 SHARE TRANSACTIONS:
 Subscriptions of fund shares                     11,595,747          20,167,552          10,056,065           8,202,099
 Investment income dividends
     reinvested                                    1,087,240           1,146,547           1,139,292           1,377,522
 Capital gains distributions
     reinvested                                    6,206,933          14,645,221           3,180,507           6,594,632
                                                 -----------        ------------         -----------         -----------
 Gross increase in fund shares                    18,889,920          35,959,320          14,375,864          16,174,253
 Redemptions of fund shares                      (13,067,587)        (21,618,574)        (10,831,841)         (8,723,903)
                                                 -----------        ------------         -----------         -----------
 Net increase from
     share transactions                            5,822,333          14,340,746           3,544,023           7,450,350
                                                 -----------        ------------         -----------         -----------
 Net increase in net assets                      $16,155,510        $ 15,145,358         $ 9,006,814         $ 7,222,457

 TOTAL NET ASSETS
 Beginning of period                              54,434,888          70,590,398          43,130,424          52,137,238
                                                 -----------        ------------         -----------         -----------

 End of period                                   $70,590,398        $ 85,735,756         $52,137,238         $59,359,695
                                                 -----------        ------------         -----------         -----------
                                                 -----------        ------------         -----------         -----------

 Undistributed net investment
     income                                      $    45,723        $     54,567         $   770,140         $   777,628
                                                 -----------        ------------         -----------         -----------
                                                 -----------        ------------         -----------         -----------


 THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.
-------------------------------------------------------------------------------

AHA INVESTMENT FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1998

--------------------------------------------------------------------------------

NOTE 1.

SIGNIFICANT ACCOUNTING POLICIES

The following are the significant accounting policies of Full Maturity Fixed Income, Limited Maturity Fixed Income, Diversified Equity and Balanced Portfolios (the "Portfolios"), each a series of AHA Investment Funds, Inc., a Maryland corporation, ("Fund").

SECURITY VALUATIONS

All securities are recorded at fair market value as of June 30, 1998. Securities traded on national securities exchanges are valued at last reported sales prices or, if there are no sales, at the latest bid quotation. Each over-the-counter security for which the last sale price is available from NASDAQ is valued at that price. All other over-the-counter securities for which reliable quotations are available are valued at the latest bid quotation. Securities convertible into equity securities are valued at the greater of latest bid valuation or net conversion value. Other assets and securities are valued by a method that the Board of Directors believes represents a fair value.

ACCOUNTING FOR FUTURES

The Fund may enter into long or short positions in futures contracts in order to hedge against the effect of changing values on portfolio securities held. When the Fund enters into a futures contract, it is required to deposit, into a segregated account at its custodian bank, U.S. Government securities as guarantee that it will meet the futures commitment. Each day the Fund receives or pays cash, called "variation margin," equal to the daily change in the market value of the futures contracts. Such receipts and payments are recorded as unrealized gains or losses until the futures contracts expire or are closed out. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Portfolios seek to close out a contract and changes in the value of the futures contract may not correlate with changes in the value of the portfolio securities being hedged. The Full Maturity Fixed Income and Balanced Portfolios had open futures contracts as of June 30, 1998.

ACCOUNTING FOR OPTIONS

The Fund may purchase and write (sell) put and call options on U.S. securities, stock indices, and futures contracts that are traded on U.S. securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium and the amount paid on effecting a close purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value. Transactions in put options written for the year ending June 30, 1998, for the Fund were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                         FULL MATURITY FIXED INCOME                 BALANCED
                                                     ---------------------------------             ---------------------------------
                                                      NUMBER OF              PREMIUMS               NUMBER OF           PREMIUMS
                                                      CONTRACTS               (000's)               CONTRACTS            (000's)
------------------------------------------------------------------------------------------------------------------------------------
Options Outstanding at Beginning  of Year                    0             $        0                     0           $         0

Options Written                                            270             $  169,610                   155           $    97,594

Options Terminated in Closing                              201             $  131,596                   114           $    74,760
Purchase Transactions

Options Expired                                             48             $   24,859                    27           $    14,048

Options Outstanding 06/30/98                                21             $   13,155                    14           $     8,786
------------------------------------------------------------------------------------------------------------------------------------

The Limited Maturity and Diversified Equity Portfolios did not purchase or hold any options during the fiscal year.

INVESTMENT OPTIONS

FULL MATURITY FIXED INCOME PORTFOLIO

Seeks over the long term the highest level of income consistent with preservation of capital. Invests primarily on high quality fixed income securities. There is no restriction on the maximum maturity of the securities purchased. The average dollar-weighted maturity will vary and may exceed 20 years.

LIMITED MATURITY FIXED INCOME PORTFOLIO

Seeks a high level of current income, consistent with preservation of capital and liquidity. Invests primarily in high quality fixed income securities and maintains an average dollar-weighted portfolio maturity of five years or less.

DIVERSIFIED EQUITY PORTFOLIO

Seeks long-term capital growth. Invests primarily in equity securities and securities having equity characteristics.

BALANCED PORTFOLIO

Seeks a combination of growth of capital and income. Invests varying proportions of its assets in equity and fixed income securities, with not less than 25 percent of total assets invested in fixed income securities.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements with respect to any of the types of securities in which they are authorized to invest without regard to the maturity of the underlying security. Repurchase agreements will be effected only with banks, savings institutions and broker-dealers. They involve the purchase by a Portfolio of a debt security with the condition that, after a stated period of time, the original seller will buy back the same security at a predetermined price or yield. Repurchase agreements are used to enhance liquidity and to earn income for periods as short as overnight. To minimize risk, the securities underlying each repurchase agreement will be maintained with the Fund's custodian, or a subcustodian, in an amount at least equal in value to the repurchase price under the agreement (including accrued interest thereunder), and such agreements will only be effected with parties that meet certain creditworthiness standards. However, in the event the other party to the repurchase agreement fails to repurchase the securities subject to such agreement, a Portfolio could suffer a loss to the extent it is precluded from selling the securities or, if due to delays, proceeds from the same are less than the repurchase price. The Fund had no outstanding repurchase agreements as of June 30, 1998.

FEDERAL INCOME TAXES

No provision is made for Federal Income Taxes since the Portfolios elect to be taxed as "regulated investment companies" and make such distributions to their shareholders as to be relieved of all Federal income taxes under provisions of current Federal tax law. At June 30, 1998, the Funds' most recent fiscal year end, the approximate capital loss carryforward for U.S. Federal income tax purposes for the Full Maturity Fixed Income Portfolio and Limited Maturity Fixed Income Portfolio were approximately $1.0 million and $3.1 million respectively. This capital loss carryforward expires beginning in the year ending June 30, 2003, and is available to offset future capital gains.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER INFORMATION

The accounts of the Fund are kept on the accrual basis of accounting. Securities transactions are recorded on the trade date. Realized gains or losses from sales of securities are determined on the specific identification cost basis. Dividend income is recognized on the ex-dividend date.

NOTE 2.

FUND DISTRIBUTIONS

The Full Maturity Fixed Income Portfolio and the Limited Maturity Fixed Income Portfolio declare income dividends from net investment income daily and pay these dividends monthly, on the last day of every month.

In the Diversified Equity Portfolio and Balanced Portfolio, dividends from net investment income are declared on the thirteenth day of the last month of each quarter; the ex-dividend date is the fourteenth; and payment is made on the fifteenth. The aggregate distributions of net investment income for the Diversified Equity Portfolio and Balanced Portfolio were $0.32 and $0.44 per share, respectively, during the year ended June 30, 1998.

During the year ended June 30, 1998, the Diversified Equity and Balanced Portfolios made a long-term capital gain distribution of $3.211 and $1.519 per share, respectively.

During the year ended June 30, 1998, the Diversified Equity and Balanced Portfolios made a short-term capital gain distribution of $1.282 and $0.7130 per share, respectively.

NOTE 3.

DIRECTORS' FEES AND TRANSACTIONS WITH AFFILIATES

Directors not affiliated with Hewitt Associates LLC ("Hewitt") or American Hospital Association ("AHA") receive $1,000 for each quarterly meeting and $500 for each special meeting of the Board of Directors, or committee thereof, (plus travel expenses). No remuneration has been paid to any principal or employee of the Fund's investment consultant, Hewitt, or any director or officer of AHA. The investments of the Portfolios are managed by various advisory organizations which serve as the investment managers. The Fund pays no fees to Hewitt or to the investment managers.

Hewitt is compensated for its services by the shareholders pursuant to The Program Services Agreement it has with each shareholder, under which Hewitt provides asset allocation consulting and certain other services. Fees of the investment managers are paid by Hewitt.

Hewitt has voluntarily undertaken to pay certain expenses of the Portfolios (or to reimburse the Portfolios for certain expenses) as may be necessary to limit total expenses of the Portfolios to specified amounts. American Hospital Association Services, Inc. has, in this regard, agreed to reimburse Hewitt for one-half of the amounts incurred by Hewitt pursuant to this undertaking. The maximum expense as a percent of average net assets for the Full Maturity Fixed Income Portfolio, the Limited Maturity Fixed Income Portfolio, the Diversified Equity Portfolio, and the Balanced Portfolio is 0.50% (annual percentage). The Portfolios have reached asset levels which allow the reduction of expenses to percentage amounts below that set forth above. The Portfolios may reimburse Hewitt for the expenses of the Portfolios it voluntarily has absorbed on or after September 1, 1989, provided that such reimbursement does not cause the percentage expense limitations set forth above to be exceeded and is approved by the Board of Directors of the Fund. There is no commitment, however, by the Fund to make any such reimbursement. As of June 30, 1998, approximate expenses paid on behalf of or reimbursed to the Portfolio by Hewitt since September 1, 1989, were: $101,400 for the Full Maturity Fixed Income Portfolio; $41,000 for the Limited Maturity Fixed Income Portfolio; $116,000 for the Diversified Equity Portfolio; and $10,900 for the Balanced Portfolio.

NOTE 4.

SHORT-TERM DEBT

To facilitate portfolio liquidity, each Portfolio is authorized to borrow against portfolio securities. During the year ended June 30, 1998, there were no borrowings.

NOTE 5.

INVESTMENT TRANSACTIONS

The aggregate cost of purchases and proceeds from sales of securities (exclusive of short-term obligations) for the year ended June 30, 1998, is presented below:


-------------------------------------------------------------------------------
PORTFOLIO                               PURCHASES          SALES
-------------------------------------------------------------------------------
Full Maturity Fixed Income              $138,051,943       $120,184,118

Limited Maturity Fixed Income           $173,479,029       $184,226,267

Diversified Equity                      $ 49,904,540       $ 52,531,634

Balanced                                $106,190,029       $103,300,291
-------------------------------------------------------------------------------

At June 30, 1998, gross unrealized appreciation and depreciation of investments and futures on a tax basis and the cost of investments for financial reporting purposes and for Federal income tax purposes were as follows:


------------------------------------------------------------------------------------------------------------------------------------
                                                                                        COST OF INVESTMENTS
                                                                                        --------------------------------------------
                                                                                        FINANCIAL                FEDERAL
PORTFOLIO                               APPRECIATION              DEPRECIATION          REPORTING                INCOME TAX
------------------------------------------------------------------------------------------------------------------------------------
Full Maturity Fixed Income              $   1,720,624             $    266,338          $   81,126,964           $   81,126,964

Limited Maturity Fixed Income           $     462,519             $     33,083          $  127,343,098           $  127,343,098

Diversified Equity                      $  19,622,607             $  2,503,801          $   68,423,591           $   68,423,591

Balanced                                $  10,744,822             $  1,690,714          $   56,609,327           $   56,609,327
------------------------------------------------------------------------------------------------------------------------------------

NOTE 6.
TRANSACTIONS IN CAPITAL STOCK SHARES


------------------------------------------------------------------------------------------------------------------------------------
                                               FOR THE YEAR ENDED JUNE 30, 1998
                                               -------------------------------------------------------------------------------------
                                               FULL                   LIMITED
                                               MATURITY               MATURITY                DIVERSIFIED
                                               FIXED INCOME           FIXED INCOME            EQUITY               BALANCED
                                               PORTFOLIO              PORTFOLIO               PORTFOLIO            PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
 Transactions in capital stock shares were
 as follows:

 Subscriptions of fund shares                  1,961,116               6,517,696                993,893              582,923
 Investment income dividends
   reinvested                                    387,960                 655,990                 54,313               90,950
 Capital Gains Distribution reinvested                 0                       0                822,303              484,187
                                              ----------             -----------             ----------           ----------
 Gross increase in fund shares                 2,349,076               7,173,686              1,870,509            1,158,060
 Redemptions of fund shares                     (481,959)             (8,360,183)            (1,069,048)            (603,703)
                                              ----------             -----------             ----------           ----------
 Net increase (decrease) in fund               1,867,117              (1,186,497)               801,461              554,357
   shares
 Beginning of Year                             5,190,424              13,873,900              3,407,458            3,507,529
                                              ----------             -----------             ----------           ----------
 End of Year                                   7,057,541              12,687,403              4,208,919            4,061,886
                                              ----------             -----------             ----------           ----------
                                              ----------             -----------             ----------           ----------

------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                               FOR THE YEAR ENDED JUNE 30, 1997
                                               -------------------------------------------------------------------------------------
                                               FULL                   LIMITED
                                               MATURITY               MATURITY                DIVERSIFIED
                                               FIXED INCOME           FIXED INCOME            EQUITY               BALANCED
                                               PORTFOLIO              PORTFOLIO               PORTFOLIO            PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
 Transactions in capital stock shares were
 as follows:

 Subscriptions of fund shares                       728,559                4,085,237            626,127              749,529
 Investment income dividends
   reinvested                                       328,533                  770,472             57,517               81,362
 Capital Gains Distribution reinvested                    0                        0            354,075              238,777
                                                 ----------              -----------         ----------           ----------
 Gross increase in fund shares                    1,057,092                4,855,709          1,037,719            1,069,668
 Redemptions of fund shares                      (1,402,731)             (10,872,326)          (724,547)            (784,519)
                                                 ----------              -----------         ----------           ----------
 Net increase (decrease) in fund shares            (345,639)              (6,016,617)           313,172              285,149
 Beginning of Year                                5,536,063               19,890,517          3,094,286            3,222,380
                                                 ----------              -----------         ----------           ----------
 End of Year                                      5,190,424               13,873,900          3,407,458            3,507,529
                                                 ----------              -----------         ----------           ----------
                                                 ----------              -----------         ----------           ----------

------------------------------------------------------------------------------------------------------------------------------------

NOTE 7:
FINANCIAL HIGHLIGHTS
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
FULL MATURITY FIXED INCOME PORTFOLIO

------------------------------------------------------------------------------------------------------------------------------------
                                     PERIOD ENDED JUNE 30
                                     -----------------------------------------------------------------------------------------------
                                     1989 (A)    1990        1991       1992     1993     1994      1995      1996     1997     1998
------------------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF
 PERIOD                              $10.00     $10.30      $10.01     $10.03   $10.58   $10.76    $9.48    $9.88    $9.63    $9.79

 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                0.55(1)    0.78(1)     0.79(1)    0.75     0.72     0.59     0.65     0.65     0.65     0.64
  Net realized and unrealized gain
   (loss) on investments and futures
   Total from Investment Operations    0.30      (0.29)       0.02       0.64     0.53    (0.64)    0.40     0.25     0.16     0.39
                                     -----------------------------------------------------------------------------------------------
                                       0.85       0.49        0.81       1.39     1.25    (0.05)    1.05     0.40     0.81     1.02

 LESS DISTRIBUTIONS:
 Net investment income                (0.55)     (0.78)      (0.79)     (0.75)   (0.72)   (0.59)   (0.65)   (0.65)   (0.65)   (0.64)
 Net realized capital gains           (0.00)     (0.00)      (0.00)     (0.09)   (0.35)   (0.64)   (0.00)   (0.00)   (0.00)   (0.00)
                                     -----------------------------------------------------------------------------------------------
   Total Distributions                (0.55)     (0.78)      (0.79)     (0.84)   (1.07)   (1.23)   (0.65)   (0.65)   (0.65)   (0.64)
                                     -----------------------------------------------------------------------------------------------
 NET ASSET VALUE, END OF PERIOD      $10.30     $10.01      $10.03     $10.58   $10.76    $9.48    $9.88    $9.63    $9.79   $10.18
                                     -----------------------------------------------------------------------------------------------
                                     -----------------------------------------------------------------------------------------------

 TOTAL RETURN ON NET ASSET VALUE (B)   8.60%      4.62%       7.87%     13.66%   11.98%   (1.43)%  10.99%    3.58%    8.09%   10.20%

 RATIOS/SUPPLEMENTAL DATA:
 Net Assets, End of Period (in
   thousands)                         $1,422    $11,134     $19,893    $47,500  $52,094  $48,752  $39,874  $53,292  $50,796  $71,829
 Ratio of Expenses to Average Net
   Assets                              0.50%(1)   0.50%(1)    0.50%(1)   0.42%    0.27%    0.24%    0.21%    0.21%    0.21%    0.17%
 Ratio of Net Investment Income to
   Average Net Assets                  8.12%(1)   8.44%(1)    8.06%(1)   7.37%    6.77%    5.67%    6.88%    6.52%    6.63%    6.19%
 Ratio of Expenses to Average Net
   Assets (C)                          1.94%      1.36%       0.89%      0.42%    0.27%    0.24%    0.21%    0.21%    0.21%    0.17%
 Ratio of Net Investment Income to
   Average Net Assets (C)              6.67%      7.56%       7.68%      7.37%    6.77%    5.67%    6.88%    6.52%    6.63%    6.19%
 Portfolio turnover rate             234.20%    203.83%     411.24%    252.89%  266.03%  331.63%  279.42%  283.13%  304.93%  178.52%

-----------------------------
(1) Reflects the waiver of certain management fees and reimbursement of certain other expenses by the Investment Advisor.
(A) Commencement date for the Full Maturity Fixed Income Portfolio was
    October 20, 1988.
(B) Total Return on Net Asset Value is net of the management fee of 0.50% per annum.
(C) Ratios include all management fees and expenses.

NOTE 7:
FINANCIAL HIGHLIGHTS
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
LIMITED MATURITY FIXED INCOME PORTFOLIO


------------------------------------------------------------------------------------------------------------------------------------
                                    PERIOD ENDED JUNE 30
                                    ------------------------------------------------------------------------------------------------
                                    1989 (A)   1990      1991       1992      1993      1994      1995      1996      1997     1998
------------------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF
 PERIOD                            $10.00    $10.07     $9.98     $10.11    $10.48    $10.52    $10.09    $10.22    $10.12   $10.16

 INCOME FROM INVESTMENT OPERATIONS
  Net investment income              0.43(1)   0.77(1)   0.74(1)    0.64      0.49      0.49      0.62      0.62      0.61     0.60
  Net realized and unrealized gain
   (loss) on investments and
    futures                          0.07     (0.09)     0.13       0.45      0.12     (0.32)     0.13     (0.10)     0.04     0.06
                                    ------------------------------------------------------------------------------------------------
   Total from Investment Operations  0.50      0.68      0.87       1.09      0.61      0.17      0.75      0.52      0.65     0.66

 LESS DISTRIBUTIONS:
 Net investment income              (0.43)    (0.77)    (0.74)     (0.64)    (0.49)    (0.49)    (0.62)    (0.62)    (0.61)   (0.60)
 Net realized capital gains         (0.00)    (0.00)    (0.00)     (0.08)    (0.08)    (0.11)    (0.00)    (0.00)    (0.00)   (0.00)
                                    ------------------------------------------------------------------------------------------------
   Total Distributions              (0.43)    (0.77)    (0.74)     (0.72)    (0.57)    (0.60)    (0.62)    (0.62)    (0.61)   (0.60)
                                   -------------------------------------------------------------------------------------------------
 NET ASSET VALUE, END OF PERIOD    $10.07     $9.98    $10.11     $10.48    $10.52    $10.09    $10.22    $10.12    $10.16   $10.22
                                   -------------------------------------------------------------------------------------------------
                                   -------------------------------------------------------------------------------------------------
 TOTAL RETURN ON NET ASSET
  VALUE (B)                          5.01%     6.52%     8.49%     10.46%     5.49%     1.14%     7.19%     4.66%     6.03%    6.11%
 RATIOS/SUPPLEMENTAL DATA:
 Net Assets, End of Period (in
   thousands)                      $6,284   $18,522   $30,151   $101,881  $162,694  $189,542  $186,856  $201,196  $141,023 $129,717

 Ratio of Expenses to Average Net
   Assets                            0.50%(1)  0.50%(1)  0.50%(1)   0.29%     0.17%     0.14%     0.12%     0.10%     0.12%    0.12%
 Ratio of Net Investment Income to
   Average Net Assets                8.49%(1)  8.04%(1   7.49%(1)   6.02%     4.66%     4.73%     6.17%     6.03%     6.04%    5.92%
 Ratio of Expenses to Average Net
   Assets (C)                        1.97%     0.88%     0.55%      0.29%     0.17%     0.14%     0.12%     0.10%     0.12%    0.12%
 Ratio of Net Investment Income to
   Average Net Assets (C)            7.01%     7.66%     7.45%      6.02%     4.66%     4.73%     6.17%     6.03%     6.04%    5.92%
 Portfolio turnover rate             0.00%   137.50%   279.16%     99.86%   167.38%   178.01%   155.12%   132.75%   121.70%  144.97%


-----------------------------
(1) Reflects the waiver of certain management fees and reimbursement of certain other expenses by the Investment Advisor.
(A) Commencement date for the Limited Maturity Fixed Income Portfolio was December 22, 1988.
(B) Total Return on Net Asset Value is net of the management fee of 0.50% per annum.
(C) Ratios include all management fees and expenses.

NOTE 7:
FINANCIAL HIGHLIGHTS
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
DIVERSIFIED EQUITY PORTFOLIO

-----------------------------------------------------------------------------------------------
                                      PERIOD ENDED JUNE 30
                                      ---------------------------------------------------------
                                      1989 (A)       1990         1991        1992        1993
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD  $10.00        $11.16       $11.42      $11.47      $12.95

INCOME FROM INVESTMENT OPERATIONS
 Net investment income                  0.35(1)       0.43(1)      0.35(1)     0.31(1)     0.25(1)
 Net realized and unrealized gain
   (loss) on investments and futures    1.12          0.52         0.08        1.52        1.70
                                      ---------------------------------------------------------
   Total from Investment Operations     1.47          0.95         0.43        1.83        1.95


LESS DISTRIBUTIONS:
Net investment income                  (0.31)        (0.44)       (0.34)      (0.31)      (0.25)
Net realized capital gains             (0.00)        (0.25)       (0.04)      (0.04)      (0.70)
                                      ---------------------------------------------------------
   Total Distributions                 (0.31)        (0.69)       (0.38)      (0.35)      (0.95)
                                      ---------------------------------------------------------

NET ASSET VALUE, END OF PERIOD        $11.16        $11.42       $11.47      $12.95      $13.95
                                      ---------------------------------------------------------
                                      ---------------------------------------------------------

TOTAL RETURN ON NET ASSET VALUE (B)   14.45%         7.76%        3.24%      15.14%      14.47%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in
   thousands)                         $3,556        $7,920      $10,725     $13,878    $21,087
Ratio of Expenses to Average Net
   Assets                              0.50%(1)      0.50%(1)     0.50%(1)    0.50%(1)   0.50%(1)
Ratio of Net Investment Income to
   Average Net Assets                  4.88%(1)      4.45%(1)     3.37%(1)    2.13%(1)   1.90%(1)
Ratio of Expenses to Average Net
   Assets (C)                          2.68%         1.33%        1.08%       0.66%      0.53%
Ratio of Net Investment Income to
   Average Net Assets (C)              2.70%         3.61%        2.80%       1.97%      1.87%
Portfolio turnover rate               29.99%        33.57%       72.49%      65.89%     45.87%


                                      ----------------------------------------------------
                                      PERIOD ENDED JUNE 30
                                      ----------------------------------------------------
                                        1994        1995       1996       1997       1998
                                      ----------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $13.95      $13.90      $14.76     $17.59    $20.72

INCOME FROM INVESTMENT OPERATIONS
 Net investment income                   0.26        0.29        0.35       0.34      0.32
 Net realized and unrealized gain
   (loss) on investments and futures     0.45        2.34        3.57       5.18      4.14
                                      ----------------------------------------------------
   Total from Investment Operations      0.71        2.63        3.92       5.52      4.46


LESS DISTRIBUTIONS:
Net investment income                   (0.26)      (0.29)      (0.35)     (0.34)    (0.32)
Net realized capital gains              (0.50)      (1.48)      (0.74)     (2.05)    (4.49)
                                      ----------------------------------------------------
   Total Distributions                  (0.76)      (1.77)      (1.09)     (2.39)    (4.81)
                                      ----------------------------------------------------

NET ASSET VALUE, END OF PERIOD         $13.90      $14.76      $17.59     $20.72    $20.37
                                      ----------------------------------------------------
                                      ----------------------------------------------------

TOTAL RETURN ON NET ASSET VALUE (B)     4.21%      20.11%      26.42%     32.97%    24.05%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in
   thousands)                         $22,547     $39,634     $54,435    $70,590   $85,736
Ratio of Expenses to Average Net
   Assets                               0.40%       0.31%       0.18%      0.17%     0.14%
Ratio of Net Investment Income to
   Average Net Assets                   1.83%       2.30%       2.09%      1.83%     1.51%
Ratio of Expenses to Average Net
   Assets (C)                           0.40%       0.31%       0.18%      0.17%     0.14%
Ratio of Net Investment Income to
   Average Net Assets (C)               1.83%       2.30%       2.09%      1.83%     1.51%
Portfolio turnover rate               100.45%      68.12%      57.76%     67.31%    65.82%


-----------------------------
(1) Reflects the waiver of certain management fees and reimbursement of certain other expenses by the Investment Advisor.
(A) Commencement date for the Diversified Equity Portfolio was October 20, 1988.
(B) Total Return on Net Asset Value is net of the management fee of 0.75% per annum.
(C) Ratios include all management fees and expenses.

NOTE 7:
FINANCIAL HIGHLIGHTS
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
BALANCED PORTFOLIO

---------------------------------------------------------------------------------------------
                                       PERIOD ENDED JUNE 30
                                     --------------------------------------------------------
                                       1989 (A)      1990        1991         1992      1993
---------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $10.00       $10.68       $10.69      $10.87    $12.03

INCOME FROM INVESTMENT OPERATIONS
 Net investment income                   0.39(1)      0.56(1)      0.54(1)     0.44      0.44
 Net realized and unrealized gain
   (loss) on investments and futures     0.64         0.11         0.21        1.16      1.18
                                     --------------------------------------------------------
   Total from Investment Operations      1.03         0.67         0.75        1.60      1.62

LESS DISTRIBUTIONS:
Net investment income                   (0.35)       (0.56)       (0.57)      (0.44)    (0.44)
Net realized capital gains              (0.00)       (0.10)       (0.00)      (0.00)    (0.45)
                                     --------------------------------------------------------
   Total Distributions                  (0.35)       (0.66)       (0.57)      (0.44)    (0.89)
                                     --------------------------------------------------------

NET ASSET VALUE, END OF PERIOD         $10.68       $10.69       $10.87      $12.03    $12.76
                                     --------------------------------------------------------
                                     --------------------------------------------------------

TOTAL RETURN ON NET ASSET VALUE (B)     9.96%        5.34%        6.62%      13.99%    13.02%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in
   thousands)                         $13,545      $34,565      $33,547     $34,853   $41,313
Ratio of Expenses to Average Net
   Assets                               0.50%(1)     0.50%(1)     0.50%(1)    0.38%     0.31%
Ratio of Net Investment Income to
   Average Net Assets                   6.06%(1)     6.12%(1)     4.92%(1)    3.73%     3.51%
Ratio of Expenses to Average Net
   Assets (C)                           1.27%        0.52%        0.52%       0.38%     0.31%
Ratio of Net Investment Income to
   Average Net Assets (C)               5.29%        6.11%        4.89%       3.73%     3.51%
Portfolio turnover rate               106.23%       132.60%     201.36%     201.93%   132.14%


                                       -----------------------------------------------------
                                       PERIOD ENDED JUNE 30
                                       -----------------------------------------------------
                                        1994         1995        1996       1997       1998
                                       -----------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD    $12.76      $11.66      $12.63     $13.38     $14.86

INCOME FROM INVESTMENT OPERATIONS
 Net investment income                    0.42        0.32        0.41       0.37       0.41
 Net realized and unrealized gain
   (loss) on investments and futures     (0.26)       1.44        1.98       2.65       2.01
                                       -----------------------------------------------------
   Total from Investment Operations       0.16        1.76        2.39       3.02       2.42

LESS DISTRIBUTIONS:
Net investment income                    (0.42)      (0.32)      (0.41)     (0.39)     (0.44)
Net realized capital gains               (0.84)      (0.47)      (1.23)     (1.15)     (2.23)
                                       -----------------------------------------------------
   Total Distributions                   (1.26)      (0.79)      (1.64 )    (1.54)     (2.67)
                                       -----------------------------------------------------

NET ASSET VALUE, END OF PERIOD          $11.66      $12.63      $13.38     $14.86     $14.61
                                       -----------------------------------------------------
                                       -----------------------------------------------------

TOTAL RETURN ON NET ASSET VALUE (B)      0.29%      14.97%      19.20%     23.23%     16.79%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in
   thousands)                          $46,523     $46,646     $43,130    $52,137    $59,360
Ratio of Expenses to Average Net
   Assets                                0.26%       0.21%       0.23%      0.23%      0.18%
Ratio of Net Investment Income to
   Average Net Assets                    3.39%       4.12%       3.08%      2.81%      2.86%
Ratio of Expenses to Average Net
   Assets (C)                            0.26%       0.21%       0.23%      0.23%      0.18%
Ratio of Net Investment Income to
   Average Net Assets (C)                3.39%       4.12%       3.08%      2.81%      2.86%
Portfolio turnover rate                208.31%     160.41%     146.69%    173.60%    169.04%



-----------------------------
(1) Reflects the waiver of certain management fees and reimbursement of certain other expenses by the Investment Advisor.
(A) Commencement date for the Balanced Portfolio was October 20, 1988.
(B) Total Return on Net Asset Value is net of the management fee of 0.75% per annum.
(C) Ratios include all management fees and expenses.

                       REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS




To the Shareholders and Board of Directors of AHA Investment Funds, Inc.-
  Full Maturity Fixed Income Portfolio
  Limited Maturity Fixed Income Portfolio
  Diversified Equity Portfolio
  Balanced Portfolio:

We have audited the accompanying statements of assets and liabilities of AHA INVESTMENT FUNDS, INC. (a Maryland corporation, comprising the Full Maturity Fixed Income Portfolio, Limited Maturity Fixed Income Portfolio, Diversified Equity Portfolio and Balanced Portfolio), including the portfolios of investments, as of June 30, 1998, and the related statements of operations, statements of changes in net assets and financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1998, by correspondence with the custodian and brokers. As to securities purchased but not received, we requested confirmation from brokers and, when replies were not received, we carried out other alternative auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the AHA Investment Funds, Inc. as of June 30, 1998, and the results of their operations, the changes in their net assets and their financial highlights for the periods indicated thereon, in conformity with generally accepted accounting principles.


                             /s/ Arthur Andersen LLP

                             Arthur Andersen LLP


Chicago, Illinois
August 5, 1998

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE




--------------------------------------------------------------------------------
For each of the investment managers of AHA Investment Funds, Inc., a performance discussion is provided on its segment of the Portfolio. Each of the investment managers' discussions includes an analysis of investment performance during the fiscal year ended June 30, 1998, and a description of the principle factors, including market conditions, investment strategies, and techniques that affected performance. Past performance is not predictive of future performance.

Also included are graphs comparing the performance of the Portfolios to the performance of broad based securities market indices. These graphs show the growth of $100,000.00 invested in each Portfolio and the growth of the same amount invested in a comparable index since inception of the Portfolio through June 30, 1998. The graph of each of the Portfolios is shown, net of all fees and expenses. These fees include the program services fee of the AHA Program. The graphs assume the reinvestment of all dividends/interest for both the Portfolios and indices. Listed below is additional information related to the Portfolios.


FULL MATURITY FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT MANAGER                        STARTING DATE    PERCENT OF PORTFOLIO
--------------------------------------------------------------------------------
Western Asset Management Company           July 1, 1995         50%
Firstar Investment Research & Mgmt. Co.,
LLC                                        December 1, 1996     50%
--------------------------------------------------------------------------------

LIMITED MATURITY FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT MANAGER                        STARTING DATE    PERCENT OF PORTFOLIO
--------------------------------------------------------------------------------

The Patterson Capital Corporation          December 22, 1988    100%
--------------------------------------------------------------------------------

DIVERSIFIED EQUITY PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT MANAGER                        STARTING DATE    PERCENT OF PORTFOLIO
--------------------------------------------------------------------------------

Cambiar Investors, Inc.                    October 20, 1988     50%
Investment Research Company                December 1, 1993     50%
--------------------------------------------------------------------------------

BALANCED PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT MANAGER                        STARTING DATE    PERCENT OF PORTFOLIO
--------------------------------------------------------------------------------

Cambiar Investors, Inc.                    December 1, 1993     70%
Western Asset Management Co.               July 1, 1995         30%
--------------------------------------------------------------------------------

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE




--------------------------------------------------------------------------------
FULL MATURITY FIXED INCOME PORTFOLIO
WESTERN ASSET MANAGEMENT COMPANY (MANAGES 50% OF THE PORTFOLIO)

During the fiscal year ended June 30, 1998, the total return of the Full Maturity Fixed Income Portfolio, net of all fees and expenses, was 10.20%, compared to the Lehman Brothers Aggregate Bond Index ("LB Aggregate Index"), which had a total return of 10.53% for the same period. The gross return of the segment of the Portfolio managed by Western Asset Management Company ("WAMCO") was 11.11%. The principal factors which affected performance during the fiscal year are discussed below.

The bond market was relatively strong for the 12-month period ending June 30, 1998, as long-term interest rates fell to new historic lows. Tight monetary policy and a developing crisis in Southeastern Asian economies were the two factors primarily responsible for lower interest rates. Inflation fell below 2%, the dollar strengthened, commodity prices fell and domestic economic activity appeared to moderate in the wake of the Asian crisis.

The Portfolio outperformed its benchmark for the period, with a total return of 11.11% vs. 10.53% for the Lehman Aggregate, as Portfolio strategies produced mixed but generally positive results. As in the previous year, the Portfolio's long duration posture was rewarded as interest rates fell. WAMCO continued to believe that inflation fundamentals were solid, and that interest rates remained relatively high compared to what was likely to prove a benign inflationary environment. Consistent with the WAMCO's desire to avoid excessive risk, the Portfolio's duration ranged from 105% to 120% of its benchmark duration.

Yield curve positioning made a significant contribution to results, as a barbell exposure to maturities was rewarded by a pronounced flattening of the yield curve, as intermediate- and long-term rates fell while short-term rates remained relatively stable. In very rare fashion, the yield curve became even partially inverted by the end of the period, suggesting that the bond market was fairly comfortable with the stance of monetary policy which was judged to be appropriately tight.

An overweighting to mortgages detracted somewhat from performance for the period, since spreads widened as prepayment risk rose due to the lowest mortgage rates in 30 years. Within the mortgage sector, the manager's emphasis on discount coupons had a mixed impact on results, since they underperformed in the first half of the period but outperformed in the second half. A moderate overweighting to the corporate sector also had a negative impact on results, since the fallout from the Asian crisis tended to cause credit spreads to widen. This was offset substantially, however, by the strong performance of issues in the cable and media subsectors, an area that had been emphasized strongly by the manager.


--------------------------------------------------------------------------------

Finally, a moderate exposure to inflation-indexed bonds proved to be a modest drag on performance, as nominal interest rates fell but real interest rates held fairly steady. This was not completely unexpected, however, since the manager felt that the bonds would provide a good hedge against a long duration position in the event that interest rates rose, and that, conversely, they would lag as interest rates fell. WAMCO continues to believe that inflation-indexed bonds offer attractive hedging characteristics as well as solid intrinsic value.















--------------------------------------------------------------------------------
                                          59

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE




--------------------------------------------------------------------------------
FULL MATURITY FIXED INCOME PORTFOLIO (CONTINUED)
FIRSTAR INVESTMENT RESEARCH & MANAGEMENT COMPANY, LLC (MANAGES 50% OF THE PORTFOLIO)
During the fiscal year ended June 30, 1998, the total return of the Full Maturity Fixed Income Portfolio, net of all fees and expenses, was 10.20% compared to the Lehman Brothers Aggregate Bond Index (LB Aggregate Index) which had a total return of 10.53% for the same period. The gross return of the segment of the Portfolio, managed by Firstar Investment Research & Management Company, LLC ("FIRMCO") was 10.71%. The principal factors which affected performance during this period are discussed below.

OBJECTIVE
In the portion of the AHA FULL MATURITY FIXED INCOME PORTFOLIO, ("The Portfolio"), Which is managed by Firstar Investment Research & Management Company, ("FIRMCO"), the subadvisor seeks to provide an annual rate of total return comparable to that of the Lehman Brothers Aggregate Bond Index ("the Benchmark"), before Portfolio expenses. The Benchmark is a widely accepted composite of securities representing the bond market in its entirety.

INVESTMENT TECHNIQUES AND STRATEGIES
In order to achieve this objective, we must first match the price sensitivity of the Benchmark. FIRMCO does this by keeping the assets of the Portfolio "DURATION NEUTRAL (*)" to the assets of the Benchmark. Whereas many fixed income managers lengthen (shorten) a Portfolio's average maturity or duration when they expect interest rates to decline (rise), FIRMCO does not. Regardless of their interest rate forecast, FIRMCO holds the duration of the Portfolio equivalent to that of the Benchmark. This ensures that the Portfolio has the same sensitivity to changes in interest rates as the Benchmark. FIRMCO has found that even professional fixed income managers cannot consistently, over long periods of time, add value to portfolios by implementing interest rate forecasts as duration bets.

FIRMCO then focuses on adding value in the portfolio using three broad-based investment decision strategies:

(1) YIELD CURVE POSITIONING: Selecting the "maturity mix" of securities in the Portfolio which may overweight or underweight certain maturity segments versus their Benchmark weightings. This is done while maintaining the overall portfolio duration equivalent to that of its Benchmark.


------------------------
(*) DURATION is a mathematical measure of a bond or bond portfolio's potential sensitivity to changes in interest rates. It is similar to "average maturity" in that it is a measure in years, but it is more precise. Whereas a bond's average maturity takes into account only its final principal cash flow, duration takes into account a bond's periodic coupon payments and its principal cash flow, weighting each of these by the time until their receipt.


--------------------------------------------------------------------------------
                                          60

(2) SECTOR ALLOCATION: Selecting sectors of the bond market to overweight or underweight in the Portfolio versus the Benchmark weightings. The various sectors include U.S. Treasury, U.S. Government Agency, Mortgage-Backed Securities, Asset-Backed Securities, Cash Equivalents, and various corporate sectors such as: Industrials, Utilities, Finance, and International.

(3) ISSUE SELECTION: Selecting securities for the Portfolio is the "basic building block" of added-value work. Every security that is evaluated for purchase in the Portfolio is thoroughly researched and tested. With 60 securities in the Portfolio, (compared to the Benchmark which has over 6,800), we are very opinionated about each and every security that we choose to buy and hold.


PORTFOLIO PERFORMANCE
The last twelve months have been very favorable for fixed income investors. For the fiscal year ended June 30, 1998, the Portfolio, in its entirety, had a total return comparable to its Benchmark: The Portfolio's total return was +10.20%, net of expenses, while the Lehman Brothers Aggregate Bond Index appreciated +10.53%.

Since June 30, 1997, on the portion of the Portfolio that FIRMCO manages, the Portfolio had a total return of +10.71%, before expenses, versus the Benchmark return of +10.53%. During this time, yields on U.S. Treasury bonds and notes decreased significantly. For example, the 10 year U.S. Treasury note yielded 6.5% on 6/30/97 and yielded 5.4% on 6/30/98. Thus, in addition to its coupon income, the Benchmark's total return consists of significant price appreciation due to the decrease in interest rates.

The Portfolio's duration is the single most significant determinant of its total return: In attempting to achieve its objective, the Portfolio may invest in securities with very long remaining maturities, (30 years or longer), in addition to shorter bonds and notes. As of June 30, 1998, the FIRMCO-managed portion of this Portfolio has an overall AVERAGE PORTFOLIO MATURITY OF 9.1 YEARS, and a DURATION OF 4.5 YEARS. This duration is equivalent to that of the Lehman Brothers Aggregate Bond Index.

The FIRMCO-managed portion of the Portfolio, tracked the return of the Benchmark and added 16 basis points of incremental value, before Portfolio expenses. This added value is attributed to successful implementation of three broad investment strategies: yield curve positioning, sector allocation, and issue selection.

YIELD CURVE POSITIONING: In terms of the Portfolio's maturity structure, FIRMCO UNDER-weighted bonds with two years and less remaining to maturity. This strategy has worked well, during the past year, as shorter maturities underperformed longer maturities on a relative basis. This performance advantage was somewhat offset by the Portfolio's position in assets with three-to-four year maturities which also appreciated less than the longest securities. Positive performance was also attributable to the Portfolio's holdings in the 15-20 year maturity area. This sector performed particularly well during the year.





--------------------------------------------------------------------------------
                                          61

SECTOR ALLOCATION: The Portfolio is over-weighted in several sectors: within the asset-backed sector, we utilize securities backed by credit card receivables and auto loan receivables are utilized as a substitute for other non-U.S. Treasury securities. The asset-backed securities held tend to be very highly rated (Aaa/AAA), and very liquid; they have contributed favorably to the Portfolio's performance. Other sectors that have helped the Portfolio are finance, banking, and brokerage issues, and mortgage-backed securities. A modest over-weighting in international securities (all are denominated in U.S. dollars) hurt during the first half of the period but made a significant recovery during the first six months of 1998. In particular, investments in Korean Yankee securities demonstrated notable price deterioration in the first half of the period but are anticipated to outperform in the future.

In terms of quality, over two-thirds of the Portfolio is invested in obligations rated "AAA" or higher. These obligations are primarily composed of U.S. Treasury bonds, agency mortgage-backed obligations and asset-backed securities. While the majority of the assets are of the highest quality, the Portfolio also has significant exposure (30%) to investment-grade securities rated "A" and below. Purchases are restricted to those securities that are rated "investment-grade" at the time of purchase.

Since beginning work on behalf of the AHA Full Maturity Portfolio in December of 1996, FIRMCO has adhered to the same investment management discipline and has been managing fixed income portfolios using this approach for more than twelve years. THE HALLMARK OF THE APPROACH HAS BEEN CONSISTENT PERFORMANCE IN ALL MARKET ENVIRONMENTS with a goal to continue to deliver consistent performance.








--------------------------------------------------------------------------------
                                          62

COMPARISON OF CHANGE IN VALUE OF $100,000 INVESTMENT IN THE FULL MATURITY FIXED INCOME PORTFOLIO AND THE LEHMAN BROTHERS AGGREGATE BOND INDEX FOR THE YEARS ENDED JUNE 30,


          Average Annual Total Return
          1 Year              10.20%
          Since Inception      7.98%

                                       [GRAPH]

          INCEPTION DATE FOR THE FULL MATURITY FIXED INCOME PORTFOLIO WAS OCTOBER 20, 1988.





                    FULL MATURITY       LB AGGREGATE INDEX
          1988      $    100,000        $         100,000
          1989      $    108,602        $         110,010
          1990      $    113,624        $         118,641
          1991      $    122,561        $         131,321
          1992      $    139,302        $         149,778
          1993      $    155,986        $         167,442
          1994      $    153,756        $         165,249
          1995      $    170,647        $         185,987
          1996      $    176,763        $         195,313
          1997      $    191,072        $         211,220
          1998      $    210,559        $         233,458


--------------------------------------------------------------------------------

MANAGEMENTS'S DISCUSSION OF FUND PERFORMANCE:




--------------------------------------------------------------------------------
LIMITED MATURITY FIXED INCOME PORTFOLIO
The Patterson Capital Corporation (manages 100% of the Portfolio)

During the fiscal year ended June 30, 1998, the total return of the Limited Maturity Fixed Income Portfolio ("the Portfolio"), net of all fees and expenses, was 6.11% compared to the 90-Day U.S. Treasury Bills, which had a total return of 5.06% and the Lehman Brothers 1-3 year Government Bond Index, which had a total return of 6.80% for the same period. The gross return of the Portfolio, managed by The Patterson Capital Corporation ("Patterson") was 6.88%. The principal factors which effected performance during the fiscal year are discussed below.

With the Federal Reserve having been on hold for the last year and a half, bond yields have had little incentive to move much one way or the other. The Federal Reserve last changed short-term interest rates in March of 1997 when the overnight bank lending rate, the Fed Funds rate, was changed from 5.25% to 5.50%. With the Fed on the sidelines, bond yields have trended slightly lower over the last year primarily in reaction to global forces.

Both in fourth quarter 1997 and again in second quarter 1998, concerns with the economic stability of Southeast Asia and Russia, caused a "flight to quality" into U.S. Treasuries. As serious problems arose in these countries, investors sought the safe haven of U.S. markets. Further supporting bond yields has been the continued strength of the dollar that also makes dollar denominated assets attractive. Despite the fact that the U.S. economy has continued to grow at a brisk pace and the unemployment rate is at a 20-year low, both of which usually lead to higher interest rates, the increasingly interdependent nature of global markets has nudged interest rates lower.

The total return for the AHA Limited Maturity Fixed Income Portfolio for the year ended June 30, 1998 was 6.88% before expenses and fees. The portfolio benchmark, the Merrill 1-2.99 Treasury index returned 6.80% (or the Lehman 1-3 Year Government Index at 6.78%) while T-bills returned just 5.06%. For the first six months of 1998, the AHA Limited Maturity Portfolio returned 3.14% vs. 3.02% for the index and 2.49% for T-bills.

The above returns are clearly indicative of the low level of interest rates. Over the last year, the 2-year Treasury, a good maturity proxy for the AHA Limited Maturity Portfolio, has moved down in yield from 6.00% to 5.50%, a very small range by historical standards. At the same time, longer maturity securities, which typically offer a yield advantage to shorter maturity securities, have dropped to the same 5.50% level. For example, on June 30, 1998 the 30-year bond yielded only 5.63%, while the 2-year yielded 5.47% and 3-month T-bills yield 5.07%.

In this low rate environment, one of the goals of the Portfolio has been to increase yield by purchasing non-Treasury holdings. While maintaining high quality (AAA-A), non-Treasuries purchased for the portfolio currently offer marginal excess yield. Exposure to short term corporates and asset-backeds has ranged between 37% and 44%. Despite some intermittent volatility in these market sectors, for the overall period they contributed positively to the Portfolio's performance.




--------------------------------------------------------------------------------
                                          64

The extremely high quality of the total Portfolio (AA+ overall and no security less than A) and its domestic bias has been prudent. Lower rated corporates and yankees (dollar denominated foreign issues) have experienced extreme volatility in reaction to the overseas markets. In addition, the high quality of the Portfolio, together with its high liquidity, has made it possible to accommodate the frequency and size of the Portfolio's cash flows with no negative impact to performance. Over the last year, an average of 10% of the Portfolio was turned over monthly due to subscriptions or liquidations.


The increase of price volatility at low rates, coupled with an increase in volatility stemming from the overseas turmoil, cautioned the portfolio manager to adopt a neutral maturity posture with respect to the index. Maturities typically ranged between 1 and 3 years, with the overall maturity of the Portfolio averaging about 2 years. Patterson Capital Corporation did not hold maturities under one year as these yields have been significantly less than those in the 1-3 year area. As of June 30, 1998, 3-month T-bills yielded 5.07% while the yield to maturity of the AHA Limited Maturity Portfolio was 5.85%.












--------------------------------------------------------------------------------
                                          65

COMPARISON OF CHANGE IN VALUE OF $100,000 INVESTMENT IN THE LIMITED MATURITY FIXED INCOME PORTFOLIO, 90 DAY T-BILLS AND LEHMAN BROTHERS 1-3 YEAR GOVERNMENT BOND INDEX FOR THE YEARS ENDED JUNE 30,


          Average Annual Total Return
          1 Year               6.11%
          Since Inception      6.40%

                                       [GRAPH]

          INCEPTION DATE FOR THE LIMITED MATURITY FIXED INCOME PORTFOLIO WAS DECEMBER 20, 1988.





               LIMITED MATURITY    90-DAY T-BILLS           LB GOVT 1-3 YEAR
     1988      $    100,000        $         100,000        $         100,000
     1989      $    105,014        $         104,515        $         106,346
     1990      $    111,860        $         112,875        $         115,243
     1991      $    121,362        $         120,518        $         127,050
     1992      $    134,059        $         125,978        $         140,173
     1993      $    141,425        $         129,889        $         149,344
     1994      $    143,031        $         134,334        $         151,614
     1995      $    153,312        $         141,602        $         163,238
     1996      $    160,454        $         148,911        $         172,183
     1997      $    170,125        $         156,441        $         183,507
     1998      $    180,517        $         164,350        $         195,908







--------------------------------------------------------------------------------

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE




--------------------------------------------------------------------------------
DIVERSIFIED EQUITY PORTFOLIO
INVESTMENT RESEARCH COMPANY (MANAGES 50% OF THE PORTFOLIO)
During the fiscal year ended June 30, 1998, the total return of the Diversified Equity Portfolio, net of all fees and expenses, was 24.05%, compared to the S&P 500 Stock Index, which had a total return of 30.19% for the same period. The gross return of the segment of the Portfolio, managed by Investment Research Company ("IRC"), was 28.19%. The principal factors which affected the performance during the fiscal year are discussed below.

For the twelve months ending June 30, 1998, the S&P 500 index advanced 30.19%. IRC's portfolio rose nearly as much with slightly lower volatility, returning 28.19% (gross of fees) over the same period.

As a disciplined fundamental manager, IRC's underperformance relative to the S&P 500 index benchmark is substantially attributable to the continued relative outperformance of growth stocks. To an extent even greater than for the fiscal year ending June 30, 1997, growth stocks significantly outperformed value stocks over the twelve months ending June 30, 1998, with the S&P 500/BARRA Growth index rising 34.88% in comparison with a 25.12% increase in the S&P 500/BARRA Value index. This discrepancy in relative performance favoring growth stocks was accentuated at the end of fiscal 1998 when, for the month of June 1998, growth stocks outpaced value stocks within the S&P 500 index by an extraordinary 6.37 percentage points (as again measured by the respective S&P 500/BARRA indices.) Since 1975, growth stocks had outperformed value stocks by more than 6% in only two months, with the last such occurrence being November 1980.

Large capitalization U.S. stocks advanced over this fiscal year again ahead of mid-cap stocks, which themselves rose as a group more than small-cap stocks. Within the S&P 500 index, despite earnings pressures and uncertainties at many of the largest companies, investors maintained their relative preference for the liquidity and perceived safety of large-cap stocks. While there was not as pronounced an overall positive correlation between the beginning of the fiscal year weights of the stocks in the S&P 500 and their fiscal year returns, in comparison with the previous fiscal year, the extraordinary performance of certain large-cap growth stocks did again outdistance the performance of well-diversified groups of fundamentally attractive stocks within the S&P 500. Value managers struggled again to keep pace.

IRC's investment process, while biased toward the value style of investing, did over the course of the last 12 months capture more of the dominant growth trend in the market with successive rebalancings of the AHA Diversified Equity Portfolio, as evidenced by the changes in the portfolio's underlying characteristics. From June 30, 1997 to June 30, 1998, the 5 year earnings growth rate of the portfolio rose from 24.2% to 25.7%, in comparison with an actual decrease from 21.5% to 16.1% for the capitalization-weighted S&P 500. However, during this period, whereas the weighted average market capitalization of the portfolio climbed from $46.9 billion to $55.2 billion, the capitalization weighted S&P 500 rose more strongly from $51.1 billion to $70.8 billion, part reflecting the dominance of the larger capitalization stocks.




--------------------------------------------------------------------------------
                                          67

The portfolio remained value-tilted over the fiscal year, as measured in part by its price/earnings ratio. At the end of June 1997, the price/earnings ratio of the portfolio was 18.5 in comparison with 22.5 for the capitalization weighted S&P 500; by the end of June, 1998, the price/earnings ratio of the portfolio had risen slightly to 18.7, but still beneath that of the capitalization weighted S&P 500, which had climbed to 26.5. While remaining fully invested, IRC continued to avoid those growth stocks selling at inflated premiums relative to their industry cohorts, as an integral component of IRC's strategy is to control the risk of significant under-performance in the event of a market downturn.

IRC's approach to valuation and portfolio management centers around diversified positions in stable, fundamentally attractive securities. Portfolios are kept as fully invested as practicable and the economic sector weights of all portfolios closely reflect the weights of the benchmark index. Typically, performance will be strongest when investors link securities' prices to underlying fundamentals. Over this past year, the return on the portfolio, gross of fees, exceeded the return of the S&P 500 in 6 of the 12 months, and would have surpassed the performance of the benchmark for the fiscal year as a whole had not growth stocks so overwhelmed value stocks in performance in June 1998.

Finally, in looking at the return to risk profiles of the two S&P/BARRA indexes, the Growth index returned 34.9% with an annual volatility of 15.9% while the Value index earned 25.1% with an annual volatility of 14.5%. And so while growth stocks out performed value stocks, particularly due to their stellar performance at the end of this fiscal year, value stocks continued to offer excellent returns with lower volatility.














--------------------------------------------------------------------------------
                                          68

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE




--------------------------------------------------------------------------------
DIVERSIFIED EQUITY PORTFOLIO
CAMBIAR INVESTORS, INC. (MANAGES 50% OF THE PORTFOLIO)
During the fiscal year ended June 30, 1998, the total return of the Diversified Equity Portfolio, net of all fees and expenses, was 24.05%, compared to the S&P 500 Stock Index, which had a total return of 30.19% for the same period. The gross return for the segment of the Portfolio, managed by Cambiar Investors, Inc. ("Cambiar") was 22.87%. The principal factors which affected performance during the fiscal year are discussed below.

One of the most important attributes to consider in evaluating investment managers is whether the manager selected continues to believe in its investment philosophy-even when the style is not the "flavor of the day". Cambiar Investors has traditionally selected stocks for portfolios focusing on valuation by searching for stocks trading at the low end of historical valuation measures such as price/earnings ratios, price/cash flow ratios, price/book value and price/sales ratios. Cambiar also looks for a catalyst at a company which they believe is not reflected in the current share price and build portfolios one stock at a time using these criteria. An approximate 3% position in a portfoliois used as a starting point as it is important to really know the companies purchased for investment.

The subadvisor continues to follow the discipline outlined above and implemented in the AHA Diversified Equity Portfolio, which has resulted in superior investment performance over a long period of time. However during the first part of 1998, Cambiar's investment style was clearly not in favor. They began to see more and more divergence in performance relative to the broad market averages-particularly the S&P 500. That divergence increased in the second quarter of 1998. What began as a year in which the AHA Diversified Portfolio would again show strong outperformance has changed to a year in which performance has lagged. For the fiscal year ended June 30, 1998, the AHA Diversified Stock portfolio increased 24.05% as compared with a 30.19% return realized by the S&P 500 with dividends reinvested.

There are three primary reasons for this underperformance. First, a few stocks in the portfolio experienced unexpected difficulties. For example, Wallace Computer Systems is a company that the AHA Diversified Equity Portfolio has held for many years. The Company manufactures and distributes business forms, office products and labels and performs commercial printing. Wallace has also created an annuity revenue stream in part of the business through supply contracts with major corporations called the Wallace Information Network (WIN) program. The Company has had a long tradition of increased earnings. However, in May the Company announced an unexpected shortfall in results for their fiscal third quarter and reduced expectations for the remainder of the fiscal year ending in July, as a result of weakness in non-contract business and a couple of one-time events. The stock declined 20% in one day and was off about 32% by June 30, 1998. While earnings expectations for the year have been reduced, anticipated improved financial performance in fiscal 1999 gives Cambiar confidence that this quality company will work through the current difficulty.





--------------------------------------------------------------------------------
                                          69

Cambiar took a position in Philip Services, a company whose turnaround strategy appeared solid. Unfortunately the Company's problems were greater than anticipated, compounded by a management that was less than forthright. This position has been sold, but the impact on portfolio performance was significant.

The second reason for the underperformance had to do with the rapid decline in energy prices witnessed in the first part of 1998. Although the energy weighting in the portfolio is about in line with the S&P 500, the AHA Diversified Portfolio was more heavily weighted in oil service stocks. Oil service stocks tend to be highly correlated with energy prices and as oil prices dropped to around $12 barrel, these stocks performed poorly. Cambiar is more optimistic than the market about the energy sector and believes the lower oil price level is not sustainable. In addition, the subadvisor still likes the prospects for Transocean Offshore with its fleet of deep offshore rigs forecasted to be 100% utilized in 1998 and already 70% contracted for in 1999.

The final and most important factor is discussing the Portfolio's performance, however, is what the portfolio manager sees happening in the marketplace overall. Increasingly the S&P index performance is being driven by a few large companies which have practically become "one decision" stocks. These stocks have become quite pricey yet continue to perform well. Coca-Cola selling at a price/earnings multiple 53 times 1998 earnings estimates, Pfizer priced at 55 times, Dell Computer at 60 times, are all wonderful companies with good prospects, but the valuations more than fully reflected the potential. These stocks and other market darlings have done very well in the first half of 1998. Cambiar is not comfortable buying or owning these richly-priced stocks, realizing this stance puts them at odds relative to the S&P benchmark. In addition, the subadvisor is finding stocks that do meet their valuation criteria in selected mid-cap investments. Mid-cap stocks have often been left behind and ignored as new cash races into the market and into the "one decision" stocks.

Although the present period has been tough, the AHA Diversified Equity Portfolio has seen several successes during the fiscal year. Shares of Airtouch Communications more than doubled in the year. Office Depot, Darden Restaurants, The Limited and Argentaria Corp. ADR were all up in excess of 55%. Nellcor, which eventually was purchased by Mallinckrodt, increased 57%. A new holding, the ADR of Volkswagen was up 59% in part reflecting demand for the new "Beetle". These victories are the reason Cambiar so strongly believes that the valuation driven stock selection process still works, and should provide the AHA Diversified Equity Portfolio superior performance over the long-haul as it has in previous years.







--------------------------------------------------------------------------------
                                          70

COMPARISON OF CHANGE IN VALUE OF $100,000 INVESTMENT IN THE DIVERSIFIED EQUITY PORTFOLIO AND THE S&P 500 STOCK INDEX FOR THE YEARS ENDED JUNE 30,

          Average Annual Total Return
          1 Year              24.05%
          Since Inception     16.54%

                                       [GRAPH]

          INCEPTION DATE FOR THE DIVERSIFIED EQUITY PORTFOLIO WAS
          OCTOBER 20, 1988.



                  DIVERSIFIED EQUITY     S&P 500 STOCK INDEX
          1988      $    100,000            $    100,000
          1989      $    114,455            $    117,967
          1990      $    123,340            $    137,325
          1991      $    127,334            $    147,445
          1992      $    146,610            $    167,384
          1993      $    167,830            $    190,174
          1994      $    174,894            $    192,732
          1995      $    210,071            $    242,974
          1996      $    265,563            $    306,332
          1997      $    353,123            $    412,566
          1998      $    438,042            $    537,126






--------------------------------------------------------------------------------
                                          71

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE




--------------------------------------------------------------------------------
BALANCED PORTFOLIO
WESTERN ASSET MANAGEMENT COMPANY (MANAGES 30% OF THE PORTFOLIO)
During the fiscal year ended June 30, 1998, the total return, net of all fees and expenses, of the Balanced Portfolio was 16.79%, compared to 20.36% for a mix of 50% Lehman Brothers Aggregate Bond Index ("LB Aggregate Index") and 50% S&P 500 Stock Index. The gross return for the fixed income segment of the Portfolio, which is managed by WAMCO, was 11.69%, compared to the LB Aggregate Index, which had a total return of 10.53% for the same period. The principal factors which affected performance during the fiscal year are discussed below.

WAMCO manages both Balanced and Full Maturity Portfolio. While the two portfolios have similar investment objectives, guidelines and strategies, the Balanced Fund enjoyed a somewhat stronger return of 11.69% for the period; the difference can be largely attributed to cash flows and the smaller size of the fund. Performance since inception is substantially similar for both funds.





















--------------------------------------------------------------------------------
                                          72

MANAGEMENT DISCUSSION OF FUND PERFORMANCE




--------------------------------------------------------------------------------
BALANCED PORTFOLIO
CAMBIAR INVESTORS, INC. (MANAGES 70% OF THE PORTFOLIO)
During the fiscal year ended June 30, 1998, the total return of the AHA Balanced Portfolio, net of all fees and expenses, was 16.79%, compared to a total return for the same period of 20.36% for a mix of 50% Lehman Brothers Aggregate Bond Index and 50% S&P 500 Stock Index. The gross return for the equity segment of the Portfolio, managed by Cambiar was 22.37%, compared to the S&P 500 Stock Index of 30.19% for the same period. The principal factors which affected performance are discussed below. Cambiar manages only equity securities and accounts for 65 - 70% of the Balanced Portfolio.

One of the most important attributes to consider in evaluating investment managers is whether the manager selected continues to believe in its investment philosophy-even when the style is not the "flavor of the day". Cambiar Investors has traditionally selected stocks for portfolios focusing on valuation by searching for stocks trading at the low end of historical valuation measures such as price/earnings ratios, price/cash flow ratios, price/book value and price/sales ratios. Cambiar also looks for a catalyst at a company which they believe is not reflected in the current share price and build portfolios one stock at a time using these criteria. An approximate 3% position in a portfoliois used as a starting point as it is important to really know the companies purchased for investment.

The subadvisor continues to follow the discipline outlined above and implemented in the AHA Diversified Equity Portfolio, which has resulted in superior investment performance over a long period of time. However during the first part of 1998, Cambiar's investment style was clearly not in favor. They began to see more and more divergence in performance relative to the broad market averages-particularly the S&P 500. That divergence increased in the second quarter of 1998. What began as a year in which the AHA Diversified Portfolio would again show strong outperformance has changed to a year in which performance has lagged. For the fiscal year ended June 30, 1998, the AHA Diversified Stock portfolio increased 24.05% as compared with a 30.19% return realized by the S&P 500 with dividends reinvested.

There are three primary reasons for this underperformance. First, a few stocks in the portfolio experienced unexpected difficulties. For example, Wallace Computer Systems is a company that the AHA Diversified Equity Portfolio has held for many years. The Company manufactures and distributes business forms, office products and labels and performs commercial printing. Wallace has also created an annuity revenue stream in part of the business through supply contracts with major corporations called the Wallace Information Network (WIN) program. The Company has had a long tradition of increased earnings. However, in May the Company announced an unexpected shortfall in results for their fiscal third quarter and reduced expectations for the remainder of the fiscal year ending in July, as a result of weakness in non-contract business and a couple of one-time events. The stock declined 20% in one day and was off about 32% by June 30, 1998. While earnings expectations for the year have been reduced, anticipated improved financial performance in fiscal 1999 gives Cambiar confidence that this quality company will work through the current difficulty.






--------------------------------------------------------------------------------

Cambiar took a position in Philip Services, a company whose turnaround strategy appeared solid. Unfortunately the Company's problems were greater than anticipated, compounded by a management that was less than forthright. This position has been sold, but the impact on portfolio performance was significant.

The second reason for the underperformance had to do with the rapid decline in energy prices witnessed in the first part of 1998. Although the energy weighting in the portfolio is about in line with the S&P 500, the AHA Diversified Portfolio was more heavily weighted in oil service stocks. Oil service stocks tend to be highly correlated with energy prices and as oil prices dropped to around $12 barrel, these stocks performed poorly. Cambiar is more optimistic than the market about the energy sector and believes the lower oil price level is not sustainable. In addition, the subadvisor still likes the prospects for Transocean Offshore with its fleet of deep offshore rigs forecasted to be 100% utilized in 1998 and already 70% contracted for in 1999.

The final and most important factor is discussing the Portfolio's performance, however, is what the portfolio manager sees happening in the marketplace overall. Increasingly the S&P index performance is being driven by a few large companies which have practically become "one decision" stocks. These stocks have become quite pricey yet continue to perform well. Coca-Cola selling at a price/earnings multiple 53 times 1998 earnings estimates, Pfizer priced at 55 times, Dell Computer at 60 times, are all wonderful companies with good prospects, but the valuations more than fully reflected the potential. These stocks and other market darlings have done very well in the first half of 1998. Cambiar is not comfortable buying or owning these richly-priced stocks, realizing this stance puts them at odds relative to the S&P benchmark. In addition, the subadvisor is finding stocks that do meet their valuation criteria in selected mid-cap investments. Mid-cap stocks have often been left behind and ignored as new cash races into the market and into the "one decision" stocks.

Although the present period has been tough, the AHA Diversified Equity Portfolio has seen several successes during the fiscal year. Shares of Airtouch Communications more than doubled in the year. Office Depot, Darden Restaurants, The Limited and Argentaria Corp. ADR were all up in excess of 55%. Nellcor, which eventually was purchased by Mallinckrodt, increased 57%. A new holding, the ADR of Volkswagen was up 59% in part reflecting demand for the new "Beetle". These victories are the reason Cambiar so strongly believes that the valuation driven stock selection process still works, and should provide the AHA Diversified Equity Portfolio superior performance over the long-haul as it has in previous years.








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

COMPARISON OF CHANGE IN VALUE OF $100,000 INVESTMENT IN THE BALANCED PORTFOLIO, S&P 500 STOCK INDEX AND LEHMAN BROTHERS AGGREGATE BOND INDEX FOR THE YEARS ENDED JUNE 30,

          Average Annual Total Return
          1 Year              16.79%
          Since Inception     12.55%

                                       [GRAPH]

          INCEPTION DATE FOR THE BALANCED PORTFOLIO WAS OCTOBER 20, 1988.



            BALANCED PORTFOLIO    S&P 500 STOCK INDEX       LB AGGREGATE INDEX
     1988      $    100,000        $         100,000        $         100,000
     1989      $    109,964        $         117,967        $         110,010
     1990      $    115,831        $         137,325        $         118,641
     1991      $    123,503        $         147,445        $         131,321
     1992      $    140,777        $         167,384        $         149,778
     1993      $    159,110        $         190,174        $         167,442
     1994      $    159,569        $         192,732        $         165,249
     1995      $    183,449        $         242,974        $         185,987
     1996      $    218,672        $         306,332        $         195,313
     1997      $    269,465        $         412,566        $         211,220
     1998      $    314,718        $         537,126        $         233,458





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